UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio
September 30, 2005
BULLION - 5.92%	Troy Ounces	Value

Gold	47,913	$22,485,426
(Cost: $18,944,400)

COMMON STOCKS	Shares

Aircraft - 2.58%
BAE SYSTEMS plc (A)	608,180	3,684,543
Boeing Company (The)	51,200	3,479,040
United Technologies Corporation	50,600	2,623,104
		9,786,687

Banks - 2.11%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	360	4,725,367
Unibanco - Uniao de Bancos Brasileiros S.A., GDR	62,400	3,282,240
		8,007,607

Broadcasting - 0.49%
XM Satellite Radio Holdings Inc., Class A*	51,715	1,856,827

Business Equipment and Services - 4.32%
Dentsu Inc. (A)*	1,306	3,704,638
Headwaters Incorporated*	100,746	3,767,900
Jacobs Engineering Group Inc.*	38,000	2,561,200
Mitsubishi Corporation (A)	97,200	1,918,055
Mitsui & Co., Ltd. (A)	303,000	3,793,005
Pacific Basin Shipping Limited (A)	1,326,000	653,821
		16,398,619

Capital Equipment - 4.74%
Caterpillar Inc.	101,600	5,969,000
Chicago Bridge & Iron Company N.V., NY Shares	65,796	2,045,598
China Shenhua Energy Company Limited, H shares (A)*	3,025,500	3,549,134
Deere & Company (B)	34,341	2,101,669
SMC Corporation (A)	28,200	3,753,707
Shaw Group Inc. (The)*	23,500	579,510
		17,998,618

Chemicals - Petroleum and Inorganic - 0.96%
Yara International ASA (A)	201,200	3,631,963

Chemicals - Specialty - 0.74%
Scotts Miracle-Gro Company (The)	31,884	2,803,560

Coal - 2.64%
Foundation Coal Holdings, Inc.	59,700	2,295,465
Peabody Energy Corporation	91,400	7,709,590
		10,005,055

Construction Materials - 2.41%
CRH public limited company (A)	70,940	1,922,836
Cemex, S.A. de C.V., ADR	138,113	7,223,310
		9,146,146

Electrical Equipment - 0.22%
Ushio Inc. (A)	41,700	846,747

Electronic Components - 2.90%
Maxim Integrated Products, Inc.	39,400	1,680,213
Microchip Technology Incorporated	65,800	1,981,238
Samsung Electronics Co., Ltd. (A)	13,030	7,350,000
		11,011,451

Finance Companies - 2.88%
Rio Tinto plc (A)	220,870	9,029,732
SLM Corporation	35,690	1,914,412
		10,944,144

Food and Related - 3.21%
Archer Daniels Midland Company	274,300	6,764,238
Bunge Limited (B)	102,773	5,407,915
		12,172,153

Forest and Paper Products - 0.53%
Aracruz Celulose S.A., ADR	49,600	2,012,768

Gold and Precious Metals - 4.96%
Agnico-Eagle Mines Limited	149,500	2,214,095
Barrick Gold Corporation	335,050	9,733,202
Placer Dome Inc.	204,650	3,509,748
Yanzhou Coal Mining Company Limited, Class H (A)	4,269,200	3,384,585
		18,841,630

Health Care - Drugs - 1.99%
Genentech, Inc.*	22,636	1,906,178
Gilead Sciences, Inc.*	80,157	3,904,447
Neurocrine Biosciences, Inc.*	35,600	1,750,630
		7,561,255

Health Care - General - 0.41%
Schein (Henry), Inc.*	36,900	1,571,755

Hospital Supply and Management - 1.58%
Cerner Corporation*	46,200	4,014,087
Stryker Corporation	39,700	1,962,371
		5,976,458

Household - General Products - 0.66%
Colgate-Palmolive Company	47,700	2,518,083

Mining - 12.21%
Alumina Limited (A)	561,390	2,615,789
BHP Billiton Plc (A)	523,100	8,875,882
Cameco Corporation (A)	38,100	2,032,306
Falconbridge Limited (A)	155,850	4,164,668
Freeport-McMoRan Copper & Gold Inc., Class B	85,686	4,163,483
Inco Limited	108,450	5,135,108
Newmont Mining Corporation	201,500	9,504,755
Phelps Dodge Corporation	46,300	6,015,759
Southern Peru Copper Corporation	68,950	3,858,442
		46,366,192

Motor Vehicles - 2.57%
Toyota Motor Corporation (A)	213,200	9,766,463

Multiple Industry - 9.90%
3M Company	21,900	1,606,584
Alpha Natural Resources, Inc.*	106,299	3,193,222
Bucyrus International, Inc., Class A	45,950	2,252,928
Companhia Vale do Rio Doce, ADR	319,450	14,011,077
General Electric Company	222,590	7,494,605
Hutchison Whampoa Limited, Ordinary Shares (A)	565,000	5,844,903
Smiths Group plc (A)	189,000	3,196,724
		37,600,043

Non-Residential Construction - 1.92%
Fluor Corporation	42,265	2,721,021
Hyundai Heavy Industries Co., Ltd. (A)	47,200	3,513,738
Shimizu Corporation (A)	163,000	1,066,899
		7,301,658

Petroleum - Domestic - 0.62%
PetroChina Company Limited (A)(C)	2,800,000	2,346,147

Petroleum - International - 8.43%
Anadarko Petroleum Corporation	75,623	7,240,902
BP p.l.c., ADR	92,050	6,521,742
Burlington Resources Inc.	78,670	6,397,444
China Petroleum & Chemical Corporation, H Shares (A)	7,718,000	3,531,969
Exxon Mobil Corporation	130,841	8,313,637
		32,005,694

Petroleum - Services - 4.69%
Baker Hughes Incorporated	59,400	3,544,992
Schlumberger Limited	76,550	6,459,289
Transocean Inc.*	67,400	4,132,294
Weatherford International Ltd.*	53,300	3,659,578
		17,796,153

Real Estate Investment Trust - 0.58%
Keppel Land Limited (A)	1,008,000	2,204,125

Retail - Food Stores - 1.56%
CVS Corporation	104,150	3,021,391
Walgreen Co.	66,497	2,889,295
		5,910,686

Security and Commodity Brokers - 3.11%
Chicago Mercantile Exchange Holdings Inc.	8,611	2,904,490
Franklin Resources, Inc.	19,900	1,670,804
Goldman Sachs Group, Inc. (The)	27,200	3,306,976
Legg Mason, Inc.	35,900	3,937,871
		11,820,141

Utilities - Electric - 0.50%
Veolia Environment (A)	44,550	1,880,109

TOTAL COMMON STOCKS - 86.42%		$328,088,937

(Cost: $238,965,564)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Beverages - 0.47%
Central European Distribution Corporation,
8.0%, 7-25-12 (C)(E)	EUR900	1,157,526
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	$500	623,750
		1,781,276

Capital Equipment - 0.28%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	1,080	1,081,958

Computers - Peripherals - 0.16%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (D)	800	612,000

Construction Materials - 0.43%
Interface, Inc.:
7.3%, 4-1-08	520	520,000
9.5%, 2-1-14	550	550,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	650	546,000
		1,616,000

Finance Companies - 0.77%
ALROSA Finance S.A.,
8.125%, 5-6-08	900	962,550
Russian Standard Bank,
7.5%, 10-7-10 (C)	350	350,000
SLM Corporation,
4.0%, 7-25-14	600	585,852
Toyota Motor Credit Corporation,
4.67%, 1-18-15	1,050	1,007,496
		2,905,898

Hospital Supply and Management - 0.19%
US Oncology Holdings, Inc.,
9.26375%, 3-15-15 (C)	750	738,750

Mining - 0.47%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	1,800	1,780,441

Motion Pictures - 0.17%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	900	630,000

Multiple Industry - 0.33%
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	750	746,525
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	475	513,000
		1,259,525

Utilities - Electric - 0.06%
Wisconsin Energy Corporation,
5.875%, 4-1-06	227	228,561

Utilities - Gas and Pipeline - 0.20%
Wisconsin Gas Company,
6.375%, 11-1-05	750	751,215

Utilities - Telephone - 0.42%
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (C)	1,000	1,107,500
Verizon Global Funding Corp. and Verizon Communications Inc.,
6.75%, 12-1-05	500	502,141
		1,609,641

TOTAL CORPORATE DEBT SECURITIES - 3.95%		$14,995,265

(Cost: $14,606,982)

OTHER GOVERNMENT SECURITIES

South Korea - 0.26%
Korea Development Bank (The),
3.98%, 10-29-06	1,000	992,316

United Kingdom - 0.71%
United Kingdom Treasury,
4.75%, 6-7-10 (E)	GBP 1,500	2,705,842

TOTAL OTHER GOVERNMENT SECURITIES - 0.97%		$3,698,158

(Cost: $3,876,322)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	$1,435	217,563
5.0%, 4-15-19	700	112,551
5.0%, 2-15-20	2,325	172,082
5.0%, 7-15-21	1,210	140,090
5.0%, 6-15-22	2,328	150,629
5.0%, 7-15-22	8,351	595,834
5.0%, 11-15-22	664	112,362
5.0%, 1-15-23	1,672	125,207
5.0%, 4-15-23	757	82,592
5.0%, 5-15-23	1,195	199,185
5.0%, 8-15-23	885	145,574
5.5%, 11-15-23	3,800	489,457
5.5%, 11-15-23	2,384	236,574
5.0%, 9-15-24	2,456	247,362
5.5%, 9-15-24	1,426	136,377
5.5%, 4-15-25	621	74,719
5.5%, 4-15-25	291	42,103
5.0%, 9-15-25	3,156	372,016
5.0%, 4-15-26	3,620	389,851
5.5%, 2-15-30	857	120,960
5.0%, 8-15-30	1,794	216,332
5.5%, 3-15-31	1,173	178,021
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	1,567	175,133
5.0%, 5-25-22	1,023	166,434
5.5%, 9-25-25	914	100,137
5.5%, 11-25-25	3,216	317,623
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	2,172	348,689
5.0%, 6-20-31	2,366	369,098
5.0%, 7-20-33	675	134,080
5.5%, 11-20-33	2,505	458,772
5.5%, 7-1-35	750	135,350
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	385	393,783
5.5%, 11-15-16	104	106,877
5.5%, 12-15-16	626	640,269
5.5%, 12-15-16	479	489,693
5.5%, 12-15-16	294	301,256

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.29%		$8,694,635

(Cost: $8,115,672)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.05%	Face Amount in Thousands

British Pound, 3-8-06 (E)	GBP 3,230	146,634
Euro, 6-8-06 (E)	EUR 750	18,485
Euro, 7-19-06 (E)	900	6,558
		$171,677

SHORT-TERM SECURITY - 0.40%	Principal Amount in Thousands

Finance Companies
BP Capital Markets p.l.c.,
3.88%, 10-3-05	$1,504	$1,503,676
(Cost: $1,503,676)

TOTAL INVESTMENT SECURITIES - 100.00%		$379,637,774

(Cost: $286,012,616)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows:
REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

The following swap agreements were outstanding at September 30, 2005:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$3,600	$(32,580)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 4	3.6%	6-20-10	2,871	(85,429)

					$(118,009)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities serve as cover for the following written call options outstanding at September 30, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Bunge Limited	257	October/62.5	$14,248	$514
Deere & Company	343	October/70	16,463	858

			$30,711	$1,372

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $9,075,322 or 2.39% of total investments.
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(E)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, GBP - Great Britain Pound).

The Investments of W&R Target Balanced Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.15%
Boeing Company (The)	100,100	$6,801,795

Banks - 3.70%
Citigroup Inc.	202,700	9,226,904
Northern Trust Corporation	168,400	8,513,462
Wachovia Corporation	86,300	4,107,017
		21,847,383
Beverages - 0.95%
Anheuser-Busch Companies, Inc.	29,000	1,248,160
Brown-Forman Corporation, Class B	73,400	4,370,236
		5,618,396
Business Equipment and Services - 1.41%
Cintas Corporation	203,300	8,346,482

Capital Equipment - 1.95%
Caterpillar Inc.	82,600	4,852,750
Ingersoll-Rand Company Limited, Class A	174,000	6,652,020
		11,504,770
Chemicals - Specialty - 0.86%
Air Products and Chemicals, Inc.	92,200	5,083,908

Communications Equipment - 1.73%
Nokia Corporation, Series A, ADR	339,500	5,740,945
Plantronics, Inc.	145,900	4,495,179
		10,236,124
Computers - Micro - 1.97%
Apple Computer, Inc.*	109,800	5,886,927
Dell Inc.*	168,157	5,750,129
		11,637,056
Computers - Peripherals - 7.06%
Check Point Software Technologies Ltd.*	230,300	5,591,684
EMC Corporation*	512,900	6,636,926
Electronic Arts Inc.*	72,200	4,107,819
Microsoft Corporation	457,800	11,776,905
Oracle Corporation*	508,500	6,302,858
Symantec Corporation*	322,200	7,296,219
		41,712,411
Defense - 1.62%
General Dynamics Corporation	80,200	9,587,910

Electrical Equipment - 0.99%
Emerson Electric Co.	81,200	5,830,160

Electronic Instruments - 1.86%
Lam Research Corporation*	185,450	5,649,734
Novellus Systems, Inc.	211,900	5,315,511
		10,965,245
Finance Companies - 2.14%
SLM Corporation	235,900	12,653,676

Food and Related - 2.03%
Campbell Soup Company	251,900	7,494,025
Kellogg Company	96,900	4,469,997
		11,964,022
Furniture and Furnishings - 0.90%
Masco Corporation	173,400	5,319,912

Health Care - Drugs - 4.15%
Allergan, Inc.	80,500	7,375,410
Amgen Inc.*	95,500	7,606,575
Gilead Sciences, Inc.*	93,700	4,564,127
Novartis AG, ADR	97,300	4,962,300
		24,508,412
Health Care - General - 3.33%
Biomet, Inc.	167,100	5,799,205
Boston Scientific Corporation*	150,100	3,507,837
Johnson & Johnson	163,300	10,333,624
		19,640,666
Hospital Supply and Management - 3.32%
Medtronic, Inc.	132,700	7,115,374
UnitedHealth Group Incorporated	146,200	8,216,440
WellPoint, Inc.*	56,600	4,291,412
		19,623,226
Household - General Products - 1.55%
Colgate-Palmolive Company	173,100	9,137,949

Insurance - Property and Casualty - 3.48%
Allstate Corporation (The)	126,500	6,994,185
Berkshire Hathaway Inc., Class B*	2,300	6,281,300
Chubb Corporation (The)	81,200	7,271,460
		20,546,945
Motion Pictures - 1.85%
News Corporation Limited, Class A	402,700	6,278,093
News Corporation Limited, Class B	280,000	4,620,000
		10,898,093
Multiple Industry - 3.58%
General Electric Company	328,756	11,069,215
Las Vegas Sands, Inc.*	133,200	4,383,612
NRG Energy, Inc.*	133,000	5,665,800
		21,118,627
Non-Residential Construction - 0.77%
Fluor Corporation	70,800	4,558,104

Petroleum - International - 4.28%
BP p.l.c., ADR	115,500	8,183,175
ChevronTexaco Corporation	83,000	5,372,590
Exxon Mobil Corporation	184,046	11,694,283
		25,250,048
Petroleum - Services - 3.07%
Nabors Industries Ltd.*	74,900	5,380,067
Schlumberger Limited	151,300	12,766,694
		18,146,761
Publishing - 1.02%
Meredith Corporation	121,200	6,046,668

Retail - Food Stores - 1.16%
Walgreen Co.	157,000	6,821,650

Retail - General Merchandise - 1.88%
Kohl's Corporation*	82,500	4,139,850
Target Corporation	133,600	6,937,848
		11,077,698
Security and Commodity Brokers - 2.01%
American Express Company	110,300	6,335,632
Franklin Resources, Inc.	66,000	5,541,360
		11,876,992

Timesharing and Software - 1.88%
eBay Inc.*	139,400	5,742,583
Paychex, Inc.	145,200	5,381,838
		11,124,421
Tobacco - 1.18%
Altria Group, Inc.	94,800	6,987,708

Trucking and Shipping - 1.04%
Expeditors International of Washington, Inc.	107,700	6,114,667

Utilities - Electric - 3.40%
Dominion Resources, Inc.	91,200	7,855,968
Exelon Corporation	157,000	8,390,080
PPL Corporation	117,800	3,808,474
		20,054,522
Utilities - Telephone - 1.22%
Vodafone Group Plc, ADR	276,600	7,183,302

TOTAL COMMON STOCKS - 74.49%		$439,825,709

(Cost: $378,931,413)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.07%
Southwest Airlines Co.,
7.875%, 9-1-07	$360	379,272

Banks - 0.24%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	1,250	1,397,606

Beverages - 0.29%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	574,791
Diageo Capital plc,
3.5%, 11-19-07	1,150	1,124,372
		1,699,163
Business Equipment and Services - 0.18%
PHH Corporation,
7.125%, 3-1-13	1,000	1,077,036

Chemicals - Specialty - 0.18%
Vulcan Materials Company,
6.4%, 2-1-06	1,050	1,055,068

Finance Companies - 1.78%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	2,609	2,687,849
American International Group,
3.85%, 11-26-07 (A)	1,400	1,374,835
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	413
8.0%, 3-31-11 (A)	1,150	172,427
First Union-Lehman Brothers Company,
6.65%, 11-18-29	823	848,838
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	945	980,032
General Motors Acceptance Corporation,
6.125%, 8-28-07	1,200	1,181,276
Mellon Residential Funding,
6.75%, 6-26-28	168	167,186
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	1,500	1,580,266
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,529,229
		10,522,351
Food and Related - 0.27%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,597,829

Insurance - Life - 0.25%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,483,402

Insurance - Property and Casualty - 0.27%
Principal Life Global,
6.25%, 2-15-12 (A)	1,500	1,609,836

Leisure Time Industry - 0.17%
Cendant Corporation,
6.875%, 8-15-06	1,000	1,018,583

Multiple Industry - 2.07%
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,150	1,238,711
General Electric Capital Corporation,
2.85%, 1-30-06	6,000	5,975,754
Georgia Power Company,
5.5%, 12-1-05	2,500	2,506,135
Household Finance Corporation,
6.5%, 1-24-06	2,500	2,517,103
		12,237,703
Real Estate Investment Trust - 0.30%
Vornado Realty L.P.,
5.625%, 6-15-07	1,750	1,764,588

TOTAL CORPORATE DEBT SECURITIES - 6.07%		$35,842,437

(Cost: $35,625,636)

OTHER GOVERNMENT SECURITY - 0.30%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,800,641
(Cost: $1,670,139)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,104,609

Mortgage-Backed Obligations - 3.74%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	1,612	1,647,252
6.0%, 9-1-17	790	815,816
5.0%, 1-1-18	626	624,676
5.5%, 4-1-18	371	376,124
5.0%, 5-1-18	312	311,670
4.5%, 7-1-18	3,655	3,585,306
7.0%, 9-1-25	90	94,593
6.5%, 10-1-28	472	492,156
6.5%, 2-1-29	395	412,264
7.5%, 4-1-31	253	270,005
7.0%, 7-1-31	479	505,494
7.0%, 9-1-31	470	494,100
7.0%, 9-1-31	357	376,918
7.0%, 11-1-31	105	110,321
6.5%, 2-1-32	1,581	1,636,610
7.0%, 2-1-32	634	666,648
7.0%, 2-1-32	544	572,128
7.0%, 3-1-32	357	375,538
7.0%, 7-1-32	904	955,147
6.0%, 9-1-32	2,892	2,941,028
6.0%, 2-1-33	740	752,194
5.5%, 5-1-33	1,200	1,200,667
5.5%, 5-1-33	900	899,918
5.5%, 5-1-33	573	573,737
5.5%, 6-1-33	992	992,947
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	56	57,213
6.5%, 8-15-28	104	108,546
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	208	216,989
		22,066,005
Treasury Inflation Protected Obligation - 0.20%
United States Treasury Notes
3.0%, 7-15-12	1,000	1,182,615

Treasury Obligations - 8.00%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,898,554
7.25%, 8-15-22	4,000	5,226,248
6.25%, 8-15-23	5,250	6,277,645
United States Treasury Notes:
3.25%, 8-15-07	5,000	4,918,750
3.0%, 11-15-07	4,000	3,906,248
3.0%, 2-15-08	3,000	2,920,665
2.625%, 5-15-08	4,000	3,846,564
4.75%, 11-15-08	4,000	4,064,220
4.0%, 3-15-10	3,200	3,171,501
3.875%, 2-15-13	3,000	2,922,774
3.625%, 5-15-13	3,000	2,877,423
4.25%, 8-15-13	4,000	3,986,248
5.25%, 2-15-29	1,150	1,253,634
		47,270,474

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.13%		$71,623,703

(Cost: $70,876,706)

SHORT-TERM SECURITIES

Containers - 0.85%
Bemis Company, Inc.,
3.79%, 10-12-05	5,000	4,994,210

Finance Companies - 1.18%
PACCAR Financial Corp.,
3.7%, 10-6-05	2,000	1,998,972
USAA Capital Corp.,
3.75%, 10- 4-05	5,000	4,998,438
		6,997,410
Food and Related - 0.85%
Sara Lee Corporation,
3.85%, 10-12-05	5,000	4,994,118

Health Care - General - 0.85%
Baxter International Inc.,
3.87%, 10-3-05	5,000	4,998,925

Publishing - 1.59%
Tribune Co.,
3.91%, 10-3-05	9,391	9,388,960

Utilities - Gas and Pipeline - 0.51%
Questar Corporation,
3.86%, 10-14-05	3,000	2,995,818

Utilities - Telephone - 1.18%
SBC Communications Inc.,
3.63%, 10-6-05	5,000	4,997,479
Verizon Global Funding, Inc.,
3.63%, 10-11-05	2,000	1,997,983
		6,995,462

TOTAL SHORT-TERM SECURITIES - 7.01%		$41,364,903

(Cost: $41,364,903)

TOTAL INVESTMENT SECURITIES - 100.00%		$590,457,393

(Cost: $528,468,797)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $8,664,337or 1.47% of total investments.

The Investments of W&R Target Bond Portfolio
September 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.57%
First Union National Bank of Florida,
6.18%, 2-15-36	$4,000	$4,418,628
SouthTrust Bank, National Association,
6.125%, 1-9-28	1,000	1,079,629
		5,498,257
Broadcasting - 0.49%
TCA Cable TV, Inc.,
6.53%, 2-1-28	1,000	1,053,329

Business Equipment and Services - 0.19%
Quebecor World Capital Corporation,
4.875%, 11-15-08	425	407,190

Chemicals - Petroleum and Inorganic - 0.59%
NOVA Chemicals Corporation,
7.0%, 5-15-06	1,250	1,259,375

Construction Materials - 1.31%
Hanson PLC,
7.875%, 9-27-10	2,500	2,802,268

Coal - 0.49%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,045,000

Finance Companies - Asset Backed - 21.71%
Asset Securitization Corporation,
7.49%, 4-14-29	1,089	1,126,304
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	1,750	1,697,500
Bear Stearns Commercial Mortgage Securities Inc.,
7.32%, 10-15-32	3,315	3,636,807
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	2,966	2,926,433
Chase Manhattan - First Union Commercial Mortgage Trust,
7.439%, 7-15-09	1,500	1,628,156
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	750	776,745
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	2,500	2,781,006
GMAC Commercial Mortgage Securities, Inc.:
6.869%, 7-15-29	2,398	2,470,839
Series 2001-C1 Trust,
6.465%, 4-15-34	2,500	2,680,947
Series 2004-C1 Trust,
4.1%, 3-10-38	1,500	1,464,029
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	1,741	1,788,025
IndyMac INDX Mortgage Loan Trust 2004-AR4,
4.836%, 8-25-34	980	969,385
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.243%, 3-25-35	2,993	2,956,239
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass- Through Certificates:
Series 2004-A,
4.61885%, 2-25-34	1,743	1,727,138
Series 2004-3AC,
4.9348%, 3-25-34	2,078	2,093,352
Series 2004-5,
4.60468%, 5-25-34	2,023	1,929,932
Series 2004-6,
4.70707%, 6-25-34	996	952,111
Series 2004-12,
5.10821%, 9-25-34	2,991	2,879,740
Series 2004-18,
5.22637%, 12-25-34	4,050	3,923,873
Structured Asset Securities Corporation:
4.7609%, 10-25-33	988	969,948
4.7893%, 1-25-34	1,517	1,506,901
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003- 40A,
4.7893%, 1-25-34	1,168	1,144,154
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,433,033
		46,462,597
Finance Companies - Miscellaneous - 3.70%
Ford Motor Credit Company,
6.5%, 1-25-07	2,000	2,002,326
General Motors Acceptance Corporation,
5.625%, 5-15-09	3,500	3,208,688
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (A)	2,000	2,105,246
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	597,011
		7,913,271
Food and Related - 0.60%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	750	731,695
ConAgra, Inc.,
7.125%, 10-1-26	500	556,451
		1,288,146
Forest and Paper Products - 4.18%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	1,250	1,268,750
Bowater Canada Finance Corporation,
7.95%, 11-15-11	1,000	1,007,500
Champion International Corporation:
6.4%, 2-15-26	1,500	1,518,790
6.65%, 12-15-37	1,500	1,581,231
Georgia-Pacific Corporation,
7.375%, 7-15-08	3,000	3,142,500
Westvaco Corporation,
7.5%, 6-15-27	364	415,976
		8,934,747
Homebuilders, Mobile Homes - 1.13%
D.R. Horton, Inc.,
8.0%, 2-1-09	864	926,532
Pulte Homes, Inc.,
4.875%, 7-15-09	1,500	1,484,076
		2,410,608
Hospital Supply and Management - 1.51%
HCA - The Healthcare Company:
7.125%, 6-1-06	1,000	1,012,895
8.75%, 9-1-10	2,000	2,208,800
		3,221,695
Household - General Products - 1.24%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,659,516

Multiple Industry - 3.60%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	474	308,298
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,586,039
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,485,040
Preferred Term Securities XVI, Ltd. and Preferred Term Securities: XVI, Inc.,
6.47%, 3-23-35 (A)	1,250	1,268,750
XVII, Inc.,
6.08563%, 6-23-35 (A)	1,000	997,500
Tyco International Group S.A.,
6.375%, 10-15-11	1,000	1,065,882
		7,711,509
Petroleum - International - 2.14%
Halliburton Company,
6.75%, 2-1-27	2,000	2,253,552
Petrobras International Finance Company,
9.125%, 7-2-13	2,000	2,330,000
		4,583,552
Petroleum - Services - 0.27%
Pemex Project Funding Master Trust,
9.125%, 10-13-10	500	585,000

Utilities - Electric - 0.98%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	844,228
Oncor Electric Delivery Company,
6.375%, 5-1-12	500	535,831
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	719,599
		2,099,658
Utilities - Gas and Pipeline - 0.96%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	2,051,764

Utilities - Telephone - 3.85%
British Telecommunications Public Limited Company,
8.375%, 12-15-10	2,000	2,315,708
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	2,500	2,834,313
Pacific Bell,
7.25%, 11-1-27	750	796,026
Sprint Capital Corporation,
6.125%, 11-15-08	1,500	1,557,636
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	740,308
		8,243,991

TOTAL CORPORATE DEBT SECURITIES - 51.51%		$110,231,473

(Cost: $109,951,367)

OTHER GOVERNMENT SECURITIES

Brazil - 0.26%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	562,000

Canada - 0.87%
Province de Quebec,
7.14%, 2-27-26,	1,500	1,872,044

Supranational - 0.54%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,133,013

TOTAL OTHER GOVERNMENT SECURITIES - 1.67%		$$3,567,057

(Cost: $3,119,175)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.79%
Federal Home Loan Bank,
5.375%, 5-15-19	2,250	2,360,907
Tennessee Valley Authority,
4.875%, 12-15-16	3,500	3,617,170
		5,978,077
Mortgage-Backed Obligations - 28.69%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	1,701	1,726,575
4.0%, 5-15-16	1,107	1,084,144
4.0%, 10-15-16	1,495	1,461,217
5.0%, 7-15-19	1,220	1,208,478
5.0%, 5-15-23	1,500	1,490,478
5.5%, 4-15-24 (Interest Only)	4,260	393,286
5.5%, 4-15-24 (Interest Only)	2,148	148,525
6.0%, 3-15-29	468	477,869
5.0%, 7-15-29 (Interest Only)	2,216	331,096
7.5%, 9-15-29	783	828,414
4.0%, 2-15-30	500	483,815
4.25%, 3-15-31	1,151	1,129,300
5.0%, 9-15-31 (Interest Only)	3,542	588,681
5.0%, 9-15-32	1,500	1,467,551
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 12-1-08	1,780	1,754,494
5.0%, 7-1-25	2,974	2,934,628
6.0%, 11-1-28	817	833,197
7.0%, 5-1-31	158	165,125
6.5%, 10-1-31	168	172,912
6.5%, 11-1-31	278	286,190
6.0%, 2-1-32	427	434,443
6.5%, 6-1-32	275	283,191
5.0%, 3-1-35	1,925	1,884,808
5.5%, 10-1-35	1,500	1,500,000
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	663	144,996
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.976%, 5-1-35	1,968	1,967,576
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,486,993
5.0%, 3-25-18 (Interest Only)	1,526	144,093
5.0%, 6-25-18	2,173	2,196,124
4.5%, 8-25-18	2,500	2,473,457
5.5%, 2-25-32	1,500	1,517,847
4.0%, 11-25-32	1,070	1,045,004
4.0%, 3-25-33	813	793,509
3.5%, 8-25-33	2,044	1,907,154
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	2,061	2,021,828
5.5%, 1-1-17	1,234	1,252,677
6.0%, 1-1-17	625	642,784
4.0%, 11-1-18	1,373	1,323,317
5.5%, 10-1-23	1,004	1,010,362
5.0%, 4-1-24	3,283	3,241,101
7.0%, 6-1-24	166	174,748
5.0%, 2-1-25	1,421	1,402,532
6.0%, 12-1-28	192	195,740
6.5%, 3-1-33	630	649,455
5.5%, 6-1-33	2,946	2,947,269
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 7-25-24	1,000	934,694
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28(Interest Only)	4,508	439,139
5.0%, 1-20-32	849	845,581
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	48	51,272
7.5%, 12-15-23	196	209,327
8.0%, 9-15-25	85	91,386
7.0%, 7-20-27	28	28,841
7.0%, 8-20-27	74	77,355
6.5%, 7-15-28	346	360,370
6.5%, 5-15-29	135	140,897
7.5%, 7-15-29	33	35,485
7.75%, 10-15-31	299	312,166
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	507	493,448
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust: 2001-3 Class G,
6.5%, 4-15-27	394	398,226
2002-1 Class 2-G,
6.5%, 10-15-25	855	859,695
2003-2 Class D,
5.0%, 11-15-23	1,000	1,004,134
2003-2 Class E,
5.0%, 12-15-25	1,500	1,489,747
		61,378,746
Treasury Obligations - 13.68%
United States Treasury Bonds:
3.75%, 5-15-08	1,500	1,483,945
6.125%, 11-15-27	2,000	2,413,204
United States Treasury Notes:
3.5%, 11-15-06	3,000	2,979,258
5.5%, 2-15-08	7,500	7,727,340
5.0%, 2-15-11	6,500	6,739,434
5.0%, 8-15-11	2,000	2,078,204
4.0%, 2-15-15	6,000	5,840,628
		29,262,013

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 45.16%		$96,618,836

(Cost: $97,310,440)

SHORT-TERM SECURITY - 1.66%

Forest and Paper Products
Sonoco Products Co.
3.94%, 10-3-05	3,554	$3,553,222
(Cost: $3,553,222)

TOTAL INVESTMENT SECURITIES - 100.00%		$213,970,588

(Cost: $213,934,204)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows:
REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $6,188,234 or 2.89% of total investments.

The Investments of W&R Target Core Equity Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 4.98%
Boeing Company (The)	253,100	$17,198,145
Goodrich Corporation	34,600	1,534,164
Lockheed Martin Corporation	111,750	6,821,220
United Technologies Corporation	205,300	10,642,752
		36,196,281
Banks - 0.50%
U.S. Bancorp	129,550	3,637,764

Beverages - 1.62%
PepsiCo, Inc.	207,300	11,755,983

Broadcasting - 0.49%
Comcast Corporation, Class A Special*	123,900	3,571,417

Capital Equipment - 3.57%
Caterpillar Inc.	201,100	11,814,625
Deere & Company	125,200	7,662,240
Illinois Tool Works Inc.	78,250	6,442,323
		25,919,188
Chemicals - Specialty - 2.29%
Air Products and Chemicals, Inc.	301,350	16,616,439

Computers - Micro - 0.88%
Dell Inc.*	187,300	6,404,724

Computers - Peripherals - 4.03%
Electronic Arts Inc.*	72,800	4,141,956
Microsoft Corporation	294,640	7,579,614
SAP Aktiengesellschaft, ADR	405,500	17,570,315
		29,291,885
Defense - 2.20%
General Dynamics Corporation	133,900	16,007,745

Electronic Components - 3.62%
Intel Corporation	378,290	9,322,957
Maxim Integrated Products, Inc.	185,400	7,906,383
Texas Instruments Incorporated	267,800	9,078,420
		26,307,760
Finance Companies - 2.14%
SLM Corporation	290,300	15,571,692

Food and Related - 2.06%
Campbell Soup Company	122,100	3,632,475
Kellogg Company	246,400	11,366,432
		14,998,907
Health Care - Drugs - 6.79%
Amgen Inc.*	119,690	9,533,308
Genentech, Inc.*	62,400	5,254,704
Gilead Sciences, Inc.*	220,400	10,735,684
Novartis AG, Registered Shares	75,150	3,811,494
Pfizer Inc.	801,935	20,024,317
		49,359,507
Health Care - General - 3.30%
Boston Scientific Corporation*	250,100	5,844,837
Johnson & Johnson	168,800	10,681,664
Wyeth	160,850	7,442,530
		23,969,031
Hospital Supply and Management - 6.11%
Aetna Inc.	75,260	6,482,896
Caremark Rx, Inc.*	61,100	3,050,723
Guidant Corporation	86,000	5,924,540
Medtronic, Inc.	207,950	11,150,279
Stryker Corporation	72,600	3,588,618
UnitedHealth Group Incorporated	90,400	5,080,480
WellPoint, Inc.*	120,400	9,128,728
		44,406,264
Hotels and Gaming - 1.76%
Marriott International, Inc., Class A	107,350	6,763,050
Starwood Hotels & Resorts Worldwide, Inc.	104,800	5,991,416
		12,754,466
Household - General Products - 0.81%
Colgate-Palmolive Company	112,100	5,917,759

Insurance - Property and Casualty - 2.13%
Berkshire Hathaway Inc., Class B*	5,655	15,443,805

Leisure Time Industry - 1.84%
Carnival Corporation	267,100	13,349,658

Multiple Industry - 4.41%
General Electric Company	718,800	24,201,996
Las Vegas Sands, Inc.*	238,800	7,858,908
		32,060,904
Non Residential Construction - 1.06%
Fluor Corporation	119,900	7,719,162

Petroleum - Canada - 0.66%
Canadian Natural Resources Limited	54,800	2,476,412
Suncor Energy Inc.	38,400	2,324,352
		4,800,764
Petroleum - International - 6.05%
Burlington Resources Inc.	238,100	19,362,292
Exxon Mobil Corporation	387,476	24,620,225
		43,982,517
Petroleum - Services - 12.78%
Baker Hughes Incorporated	518,450	30,941,096
Nabors Industries Ltd.*	155,300	11,155,199
Schlumberger Limited	265,850	22,432,423
Smith International, Inc.	115,400	3,843,974
Transocean Inc.*	104,700	6,419,157
Weatherford International Ltd.*	263,300	18,078,178
		92,870,027
Retail - Food Stores - 0.94%
Walgreen Co.	157,200	6,830,340

Retail - General Merchandise - 2.82%
Family Dollar Stores, Inc.	320,000	6,358,400
Kohl's Corporation*	215,000	10,788,700
Target Corporation	63,800	3,313,134
		20,460,234
Retail - Specialty Stores - 0.55%
Best Buy Co., Inc.	91,200	3,969,936

Security and Commodity Brokers - 3.62%
Goldman Sachs Group, Inc. (The)	179,750	21,854,005
Lehman Brothers Holdings Inc.	38,400	4,472,832
		26,326,837
Timesharing and Software - 1.04%
Yahoo! Inc.*	222,000	7,518,030

Trucking and Shipping - 0.99%
United Parcel Service, Inc., Class B	103,900	7,182,607

Utilities - Electric - 1.16%
Dominion Resources, Inc.	97,900	8,433,106

Utilities - Telephone - 4.16%
SBC Communications Inc.	153,300	3,674,601
Sprint Nextel Corporation	169,000	4,018,820
UBS AG	90,000	7,648,331
Vodafone Group Plc, ADR	574,450	14,918,467
		30,260,219

TOTAL COMMON STOCKS - 91.36%		$663,894,958

(Cost: $486,745,822)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificates of Deposit
Banks - 0.69%
Wells Fargo Bank, N.A.,
3.74%, 10-18-05	$5,000	5,000,000

Commercial Paper
Beverages - 2.34%
Diageo Capital plc (Diageo plc):
3.84%, 10-6-05	5,000	4,997,333
3.64%, 10-7-05	4,000	3,997,573
PepsiCo, Inc.,
3.7%, 10-11-05	8,000	7,991,778
		16,986,684
Capital Equipment - 0.68%
Deere (John) Capital Corporation,
3.8%, 10-18-05	5,000	4,991,028

Finance Companies - 3.42%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	13,980	13,976,987
PACCAR Financial Corp.,
3.7%, 10-5-05	5,872	5,869,586
Prudential Funding LLC,
3.7%, 10-13-05	5,000	4,993,833
		24,840,406
Household - General Products - 1.51%
Clorox Co.,
3.82%, 10-19-05	6,000	5,988,540
Fortune Brands Inc.,
3.87%, 10-17-05	5,015	5,006,374
		10,994,914

Total Commercial Paper - 7.95%		57,813,032

TOTAL SHORT-TERM SECURITIES - 8.64%		$62,813,032

(Cost: $62,813,032)

TOTAL INVESTMENT SECURITIES - 100.00%		$726,707,990

(Cost: $549,558,854)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Dividend Income Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 3.26%
Boeing Company (The)	8,514	$578,526
Goodrich Corporation	9,124	404,558
Lockheed Martin Corporation	4,031	246,052
		1,229,136
Aluminum - 0.57%
Alcoa Incorporated	8,840	215,873

Banks - 1.22%
Bank of America Corporation	10,939	460,532

Beverages - 1.36%
Diageo plc, ADR	8,838	512,692

Business Equipment and Services - 1.05%
Genuine Parts Company	9,245	396,610

Capital Equipment - 3.59%
Caterpillar Inc.	11,148	654,945
Deere & Company	11,442	700,250
		1,355,195
Chemicals - Petroleum and Inorganic - 1.18%
Dow Chemical Company (The)	5,396	224,851
du Pont (E.I.) de Nemours and Company	5,574	218,334
		443,185
Chemicals - Specialty - 0.49%
Air Products and Chemicals, Inc.	3,329	183,561

Computers - Peripherals - 3.01%
Microsoft Corporation	24,171	621,799
SAP Aktiengesellschaft, ADR	11,823	512,291
		1,134,090
Electrical Equipment - 0.57%
Emerson Electric Co.	3,009	216,046

Electronic Components - 1.11%
Microchip Technology Incorporated	5,735	172,681
Texas Instruments Incorporated	7,201	244,114
		416,795
Finance Companies - 2.90%
SLM Corporation	20,417	1,095,168

Food and Related - 0.39%
Campbell Soup Company	4,989	148,423

Health Care - Drugs - 2.47%
Abbott Laboratories	9,797	415,393
Pfizer Inc.	20,723	517,453
		932,846
Health Care - General - 0.97%
Johnson & Johnson	5,759	364,430

Hospital Supply and Management - 2.73%
Medtronic, Inc.	14,100	756,042
PacifiCare Health Systems, Inc.*	3,450	275,241
		1,031,283
Hotels and Gaming - 4.00%
Harrah's Entertainment, Inc.	8,012	522,302
Starwood Hotels & Resorts Worldwide, Inc.	17,250	986,183
		1,508,485
Household - General Products - 2.45%
Colgate-Palmolive Company	9,974	526,527
Procter & Gamble Company (The)	6,668	396,479
		923,006
Insurance - Property and Casualty - 2.36%
Allstate Corporation (The)	9,758	539,520
St. Paul Companies, Inc. (The)	7,805	350,210
		889,730
Leisure Time Industry - 0.56%
Carnival Corporation	4,210	210,416

Mining - 1.31%
Freeport-McMoRan Copper & Gold Inc., Class B	10,182	494,743

Multiple Industry - 4.15%
3M Company	2,504	183,693
General Electric Company	27,525	926,767
NRG Energy, Inc.*	4,228	180,113
Valor Communications Group, Inc.	20,010	272,736
		1,563,309
Non-Residential Construction - 2.19%
Fluor Corporation	12,805	824,386

Petroleum - International - 9.47%
Anadarko Petroleum Corporation	9,094	870,750
BP p.l.c., ADR	5,601	396,831
Burlington Resources Inc.	12,178	990,315
Exxon Mobil Corporation	17,303	1,099,433
Marathon Oil Corporation	3,116	214,786
		3,572,115
Petroleum - Services - 11.35%
BJ Services Company	12,520	450,595
Baker Hughes Incorporated	15,639	933,336
National Oilwell Varco, Inc.*	6,873	452,243
Patterson-UTI Energy, Inc.	22,582	813,968
Schlumberger Limited	10,070	849,707
Transocean Inc.*	7,182	440,328
Weatherford International Ltd.*	4,962	340,691
		4,280,868
Railroad - 0.79%
Union Pacific Corporation	4,175	299,348

Real Estate Investment Trust - 2.20%
ProLogis	7,666	339,680
Simon Property Group, Inc.	6,591	488,525
		828,205
Retail - General Merchandise - 0.60%
Federated Department Stores, Inc.	3,368	225,218

Savings and Loans - 0.46%
Capitol Federal Financial	5,107	174,532

Security and Commodity Brokers - 5.79%
Alliance Capital Management L.P.	3,876	185,467
Chicago Mercantile Exchange Holdings Inc.	2,036	686,743
Franklin Resources, Inc.	2,152	180,682
Marsh & McLennan Companies, Inc.	13,279	403,549
Merrill Lynch & Co., Inc.	5,372	329,572
Morgan (J.P.) Chase & Co.	11,715	397,490
		2,183,503
Tobacco - 3.93%
Altria Group, Inc.	13,856	1,021,326
Reynolds American Inc.	5,536	459,599
		1,480,925
Trucking and Shipping - 1.66%
United Parcel Service, Inc., Class B	9,075	627,355

Utilities - Electric - 1.52%
Dominion Resources, Inc.	4,516	389,008
NiSource Inc.	7,616	184,688
		573,696
Utilities - Gas and Pipeline - 2.86%
Enbridge Inc.	11,766	375,571
Kinder Morgan, Inc.	7,308	702,737
		1,078,308
Utilities - Telephone - 2.43%
BellSouth Corporation	11,254	295,980
Iowa Telecommunications Services, Inc.	16,495	277,446
Vodafone Group Plc, ADR	13,139	341,220
		914,646

TOTAL COMMON STOCKS - 86.95%		$32,788,659

(Cost: $28,874,771)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Containers - 2.65%
Bemis Company, Inc.,
3.79%, 10-12-05	$1,000	998,842

Finance Companies - 6.62%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	1,500	1,499,677
Preferred Receivables Funding Corp.,
3.75%, 10-19-05	1,000	998,125
		2,497,802
Security and Commodity Brokers - 3.78%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	1,425	1,424,693

TOTAL SHORT-TERM SECURITIES - 13.05%		$4,921,337

(Cost: $4,921,337)

TOTAL INVESTMENT SECURITIES - 100.00%		$37,709,996

(Cost: $33,796,108)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Global Natural Resources Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Bermuda - 2.42%
China Gas Holdings Limited (A)*	1,273,500	$198,641
Golar LNG Limited*	9,700	125,178
Tsakos Energy Navigation Limited	4,000	144,080
		467,899
Brazil - 13.15%
Aracruz Celulose S.A., ADR	10,700	434,206
Caemi Mineracao e Metalurgia S.A. (A)	175,600	277,155
Companhia Siderurgica Nacional, ADR	8,300	192,726
Companhia Vale do Rio Doce, ADR	13,600	596,496
Petroleo Brasileiro S.A. - Petrobras, ADR	5,000	357,450
Suzano Bahia Sul Papel E Celulose S.A. (A)	92,400	519,962
Votorantim Celulose e Papel S.A., ADR	12,300	164,820
		2,542,815
Canada - 15.00%
Barrick Gold Corporation (A)	9,000	260,858
Cambior Inc. (A)*	119,400	252,622
Canfor Corporation (A)*	300	3,597
Eldorado Gold Corporation (A)*	15,500	54,791
Glamis Gold Ltd. (A)*	13,200	289,499
Goldcorp Inc. (A)	6,300	126,249
Guinor Gold Corporation (A)*	169,200	200,822
Hydrogenics Corporation (A)*	14,500	56,743
IAMGOLD Corporation (A)	22,100	162,134
Inco Limited (A)	3,900	184,451
Kinross Gold Corporation (A)*	39,500	303,376
Placer Dome Inc. (A)	20,300	347,267
Savanna Energy Services Corp. (A)*	5,300	125,218
Trican Well Service Ltd. (A)*	4,400	160,113
Western Oil Sands Inc., Class A (A)*	8,500	201,406
ZENON Environmental Inc. (A)*	5,300	111,042
zed.i solutions inc. (A)*	46,500	59,990
		2,900,178
Cayman Islands - 0.50%
Apex Silver Mines Limited*	6,100	95,831

China - 7.15%
Aluminum Corporation of China Limited, ADR	4,100	257,357
Aluminum Corporation of China Limited, H Shares (A)	92,000	58,112
China Petroleum & Chemical Corporation, ADR	7,900	357,554
China Shenhua Energy Company Limited, H shares (A)*	161,500	189,451
China Shenhua Energy Company Limited, H shares (A)(B)*	14,000	16,423
Sino-Forest Corporation, Class A (A)*	49,200	142,603
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	225,000	246,539
Yanzhou Coal Mining Company Limited, Class H (A)	143,600	113,845
		1,381,884

Mexico - 0.97%
Cemex, S.A. de C.V., ADR	3,600	188,280

Peru - 2.60%
Compania de Minas Buenaventura S.A.A., ADR	16,200	503,010

Russia - 0.78%
OAO LUKOIL, ADR	2,600	150,020

South Africa - 5.95%
AngloGold Ashanti Limited, ADR	7,800	330,954
Gold Fields Limited, ADR	15,400	223,762
Impala Platinum Holdings Limited (A)	3,700	420,488
Mvelaphanda Resources Limited (A)*	57,100	174,570
		1,149,774
South Korea - 1.06%
S-Oil Corporation (A)	2,500	205,056

Thailand - 2.82%
Thai Oil Public Company Limited (A)	298,600	545,288

United Kingdom - 2.71%
Highland Gold Mining Limited (A)	33,500	130,180
Randgold Resources Limited, ADR*	18,000	281,610
Titanium Resources Group Ltd. (A)*	114,700	112,780
		524,570
United States - 35.99%
Air Products and Chemicals, Inc.	5,300	292,242
Airgas, Inc.	3,500	103,705
Arch Coal, Inc.	5,200	351,000
Atwood Oceanics, Inc.*	3,500	294,735
Bunge Limited	2,600	136,812
Century Aluminum Company*	10,500	235,830
ChevronTexaco Corporation	10,100	653,773
Compass Minerals International, Inc.	4,700	108,100
du Pont (E.I.) de Nemours and Company	7,100	278,107
Exxon Mobil Corporation	5,700	362,178
Huntsman Corporation*	16,000	312,800
KFx Inc.*	4,700	80,464
Lubrizol Corporation (The)	2,200	95,326
Massey Energy Company	8,000	408,560
Maverick Tube Corporation*	5,200	156,000
Nalco Holdings LLC*	30,700	517,909
Newmont Mining Corporation	7,200	339,624
Offshore Logistics, Inc.*	5,800	214,600
Patterson-UTI Energy, Inc.	7,000	252,315
Peabody Energy Corporation	4,400	371,140
Praxair, Inc.	6,500	311,545
Rohm and Haas Company	7,700	316,701
Sigma-Aldrich Corporation	1,100	70,460
streetTRACKS Gold Trust*	1,800	84,096
Transocean Inc.*	7,900	484,349
Valero Energy Corporation	1,100	124,366
		6,956,737

TOTAL COMMON STOCKS - 91.10%		$17,611,342

(Cost: $15,452,060)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.49%)	Face Amount in Thousands

Canadian Dollar, 11-23-05 (C)	CAD950	4,206
Canadian Dollar, 11-23-05 (C)	2,900	(74,172)
Canadian Dollar, 12-7-05 (C)	948	(16,727)
South African Rand, 11-23-05 (C)	ZAR2,500	(8,037)
South African Rand, 12-7-05 (C)	505	564
South African Rand, 12-21-05 (C)	470	(293)
		$(94,459)

SHORT-TERM SECURITY - 9.39%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.75% Repurchase
Agreement dated 9-30-05 to be repurchased
at $1,815,416 on 10-3-05 (D)	$1,815	$1,815,000
(Cost: $1,815,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$19,331,883

(Cost: $17,267,060)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of this security amounted to 0.08% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, ZAR - South African Rand).
(D)Collateralized by $1,796,407 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $1,850,593.

The Investments of W&R Target Growth Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 0.57%
Boeing Company (The)	100,000	$6,795,000

Business Equipment and Services - 3.32%
Robert Half International Inc.	530,000	18,862,700
Staples, Inc.	584,400	12,459,408
Weight Watchers International, Inc.*	165,000	8,510,700
		39,832,808
Chemicals-Petroleum and Inorganic - 1.96%
Monsanto Company	375,000	23,531,250

Communications Equipment - 1.15%
QUALCOMM Incorporated	310,000	13,852,350

Computers - Micro - 1.49%
Dell Inc.*	521,740	17,840,899

Computers - Peripherals - 5.76%
EMC Corporation*	850,000	10,999,000
Microsoft Corporation	1,791,900	46,096,627
Oracle Corporation*	965,000	11,961,175
		69,056,802
Consumer Electronics - 0.99%
Harman International Industries, Incorporated	115,600	11,822,412

Defense - 2.86%
General Dynamics Corporation	287,300	34,346,715

Electronic Components - 3.56%
Linear Technology Corporation	302,200	11,358,187
Maxim Integrated Products, Inc.	228,172	9,730,395
Microchip Technology Incorporated	718,600	21,637,046
		42,725,628
Finance Companies - 4.36%
SLM Corporation	975,400	52,320,456

Health Care - Drugs - 10.96%
Alcon, Inc.	187,100	23,926,348
Allergan, Inc.	100,500	9,207,810
Amgen Inc.*	470,000	37,435,500
Genentech, Inc.*	505,000	42,526,050
Gilead Sciences, Inc.*	377,400	18,383,154
		131,478,862
Health Care - General - 5.44%
DENTSPLY International Inc.	170,000	9,182,550
Johnson & Johnson	708,300	44,821,224
Zimmer Holdings, Inc.*	163,400	11,256,626
		65,260,400
Hospital Supply and Management - 8.15%
Medtronic, Inc.	476,900	25,571,378
Stryker Corporation	445,000	21,996,350
UnitedHealth Group Incorporated	892,600	50,164,120
		97,731,848
Hotels and Gaming - 1.02%
Starwood Hotels & Resorts Worldwide, Inc.	215,000	12,291,550

Household - General Products - 3.23%
Colgate-Palmolive Company	245,000	12,933,550
Procter & Gamble Company (The)	435,000	25,865,100
		38,798,650
Insurance - Life - 0.51%
Aflac Incorporated	135,000	6,115,500

Multiple Industry - 7.59%
General Electric Company	1,206,400	40,619,488
Google Inc., Class A*	141,160	44,623,499
Las Vegas Sands, Inc.*	175,300	5,769,123
		91,012,110
Petroleum - Services - 8.91%
BJ Services Company	200,000	7,198,000
Baker Hughes Incorporated	403,900	24,104,752
Schlumberger Limited	500,000	42,190,000
Smith International, Inc.	1,002,800	33,403,268
		106,896,020
Retail - Food Stores - 4.57%
CVS Corporation	420,000	12,184,200
Walgreen Co.	981,400	42,641,830
		54,826,030
Retail - Specialty Stores - 3.22%
Advance Auto Parts, Inc.*	345,000	13,344,600
Best Buy Co., Inc.	125,000	5,441,250
Home Depot, Inc. (The)	519,997	19,832,686
		38,618,536
Security and Commodity Brokers - 11.60%
American Express Company	211,500	12,148,560
Chicago Mercantile Exchange Holdings Inc.	57,200	19,293,560
Franklin Resources, Inc.	410,500	34,465,580
Goldman Sachs Group, Inc. (The)	222,600	27,063,708
Legg Mason, Inc.	327,600	35,934,444
Moody's Corporation	200,000	10,216,000
		139,121,852
Timesharing and Software - 6.69%
Automatic Data Processing, Inc.	575,000	24,748,000
eBay Inc.*	298,100	12,280,230
Paychex, Inc.	870,000	32,246,550
Yahoo! Inc.*	325,000	11,006,125
		80,280,905
Tobacco - 0.80%
Altria Group, Inc.	130,000	9,582,300

Trucking and Shipping - 1.07%
Expeditors International of Washington, Inc.	225,600	12,808,440

TOTAL COMMON STOCKS - 99.78%		$1,196,947,323

(Cost: $981,660,384)

SHORT-TERM SECURITY - 0.22%	Principal Amount in Thousands

Utilities - Electric
Wisconsin Electric Power Co.,
3.88%, 10-3-05	$2,614	$2,613,437
(Cost: $2,613,437)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,199,560,760

(Cost: $984,273,821)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio
September 30, 2005
COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Broadcasting - 0.11%
Citadel Broadcasting Corporation*	15,000	$205,950

Capital Equipment - 0.15%
Dresser-Rand Group Inc.*	11,000	270,930

Finance Companies - 0.00%
ONO Finance Plc, Rights (A)*	250	5,000

Health Care - General - 0.16%
Encore Medical Corporation*	62,500	293,437

Hospital Supply and Management - 0.36%
Triad Hospitals, Inc.*	15,000	679,050

Multiple Industry - 0.98%
Dollar Financial Corp.*	37,500	449,063
Global Cash Acess, Inc.*	16,250	229,125
Mueller Holdings (N.A.), Inc., Warrants (A)*	2,000	720,500
Refco Inc.*	15,000	424,050
		1,822,738
Petroleum - International - 0.14%
Forest Oil Corporation*	5,000	260,500

Petroleum - Services - 0.37%
BJ Services Company	5,000	179,950
Baker Hughes Incorporated	5,000	298,400
Schlumberger Limited	2,500	210,950
		689,300
Timesharing and Software - 0.31%
Alliance Data Systems Corporation*	15,000	587,250

Utilities - Gas and Pipeline - 0.34%
Williams Companies, Inc. (The)	25,000	626,250

Utilities - Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	300	0

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 2.92%		$5,440,405

(Cost: $4,538,331)

PREFERRED STOCKS

Apparel - 0.18%
Anvil Holdings, Inc., 13.0%*	65,627	344,539

Broadcasting - 0.01%
Adelphia Communications Corporation, 13.0%*	12,500	5,625

TOTAL PREFERRED STOCKS - 0.19%		$350,164

(Cost: $1,942,028)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.13%
Argo-Tech Corporation,
9.25%, 6-1-11	$200	212,000
BE Aerospace, Inc.,
8.5%, 10-1-10	50	54,500
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	200	209,500
Esterline Technologies Corporation,
7.75%, 6-15-13	750	791,250
L-3 Communications Corporation,
6.125%, 1-15-14	850	841,500
		2,108,750
Aluminum - 0.17%
Century Aluminum Company,
7.5%, 8-15-14	300	309,000

Apparel - 0.15%
Quiksilver, Inc.,
6.875%, 4-15-15 (A)	300	288,000

Beverages - 0.55%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	1,025,000

Broadcasting - 3.05%
CCH II and CCH II Capital,
10.25%, 9-15-10	1,000	1,025,000
Cablevision Systems Corporation,
7.89%, 4-1-09	1,000	1,025,000
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	1,000	1,007,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	500	541,250
Insight Communications Company, Inc.,
0.0%, 2-15-11 (C)	1,500	1,530,000
LIN Television Corporation,
6.5%, 5-15-13 (A)	175	165,812
NTL Cable PLC,
8.75%, 4-15-14	375	387,188
		5,681,750
Business Equipment and Services - 3.00%
Ahern Rentals, Inc.,
9.25%, 8-15-13 (A)	375	383,437
Alderwoods Group, Inc.,
7.75%, 9-15-12	600	630,000
Allied Waste North America, Inc.,
8.5%, 12-1-08	1,000	1,042,500
Cardtronics, Inc.,
9.25%, 8-15-13 (A)	150	153,375
Carriage Services, Inc.,
7.875%, 1-15-15	150	155,250
Lamar Advertising Company,
6.625%, 8-15-15 (A)	1,000	1,017,500
Mac-Gray Corporation,
7.625%, 8-15-15 (A)	150	153,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
7.12%, 12-15-11	150	148,500
8.0%, 12-15-14	150	138,000
Service Corporation International,
7.0%, 6-15-17 (A)	300	303,000
SunGard Data Systems Inc.,
3.75%, 1-15-09	500	458,750
Syniverse Technologies, Inc.,
7.75%, 8-15-13 (A)	150	151,125
Vertis, Inc.,
13.5%, 12-7-09 (A)	1,000	850,000
		5,584,437
Capital Equipment - 3.72%
Case New Holland Inc.,
9.25%, 8-1-11	2,000	2,115,000
Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	1,250	1,206,250
Columbus McKinnon Corporation,
8.875%, 11-1-13 (A)	150	151,500
IMCO Recycling Inc.,
10.375%, 10-15-10	775	854,438
Mueller Group, Inc.:
8.44313%, 11-1-11	550	561,000
10.0%, 5-1-12	1,000	1,060,000
Simmons Company,
0.0%, 12-15-14 (A)(C)	500	265,000
Standard Aero Holdings, Inc.,
8.25%, 9-1-14	750	725,625
		6,938,813
Chemicals - Petroleum and Inorganic - 1.18%
Methanex Corporation,
6.0%, 8-15-15	435	424,610
PolyOne Corporation,
10.625%, 5-15-10	500	515,000
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	575	610,937
UAP Holding Corp.,
0.0%, 7-15-12 (C)	765	650,250
		2,200,797
Chemicals - Specialty - 2.17%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	1,600	1,408,000
0.0%, 6-1-13 (C)	2,750	2,296,250
Ethyl Corporation,
8.875%, 5-1-10	250	262,187
PQ Corporation,
7.5%, 2-15-13 (A)	75	72,750
		4,039,187
Coal - 0.95%
James River Coal Company,
9.375%, 6-1-12	550	585,750
Peabody Energy Corporation,
6.875%, 3-15-13	372	388,740
Southern Star Central Corp.,
8.5%, 8-1-10	750	804,375
		1,778,865
Computers - Main and Mini - 0.53%
Unisys Corporation,
8.0%, 10-15-12	1,000	982,500

Computers - Peripherals - 1.11%
Activant Solutions Inc.:
9.50438%, 4-1-10 (A)	500	510,000
10.5%, 6-15-11	1,500	1,567,500
		2,077,500
Construction Materials - 7.85%
Ames True Temper, Inc.:
7.59875%, 1-15-12	2,650	2,464,500
10.0%, 7-15-12	1,175	916,500
Associated Materials Incorporated,
9.75%, 4-15-12	525	507,937
Brand Services, Inc.,
12.0%, 10-15-12	650	689,000
Builders FirstSource, Inc.,
8.04%, 2-15-12 (A)	1,200	1,212,000
Interface, Inc.:
7.3%, 4-1-08	1,000	1,000,000
10.375%, 2-1-10	445	480,600
9.5%, 2-1-14	1,400	1,400,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,750	1,855,000
MAAX Corporation,
9.75%, 6-15-12	500	435,000
Nortek, Inc.,
8.5%, 9-1-14	900	828,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,000	2,520,000
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	75	78,000
WII Components, Inc.,
10.0%, 2-15-12	250	246,250
		14,632,787
Containers - 3.48%
Alltrista Corporation,
9.75%, 5-1-12	250	266,250
Constar International Inc.,
7.165%, 2-15-12 (A)	400	371,000
Crown European Holdings:
9.5%, 3-1-11	1,000	1,095,000
10.875%, 3-1-13	50	58,000
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	150	149,250
9.875%, 10-15-14	300	288,000
MDP Acquisitions plc,
9.625%, 10-1-12	900	904,500
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	750	810,000
Owens-Illinois, Inc.,
7.35%, 5-15-08	2,500	2,550,000
		6,492,000
Defense - 0.72%
Armor Holdings, Inc.,
8.25%, 8-15-13	1,250	1,346,875

Electrical Equipment - 0.84%
Coleman Cable Inc.,
9.875%, 10-1-12	1,150	1,013,438
Rexnord Corporation,
10.125%, 12-15-12	500	547,500
		1,560,938
Electronic Instruments - 0.56%
Aavid Thermal Technologies, Inc.,
12.75%, 2-1-07	1,000	1,047,500

Finance Companies - 8.01%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,325	1,778,625
CCO Holdings, LLC and CCO Holdings Capital Corp.,
7.995%, 12-15-10	1,500	1,481,250
Case Credit Corporation,
6.75%, 10-21-07	1,000	1,010,000
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
8.375%, 3-15-13	699	762,784
Dollar Financial Group, Inc.,
9.75%, 11-15-11 (A)	400	416,000
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	1,015,000
Goodman Global Holdings, Inc.:
6.41%, 6-15-12 (A)	150	146,625
7.875%, 12-15-12 (A)	1,100	995,500
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	300	321,750
NMHG Holding Co.,
10.0%, 5-15-09	1,000	1,070,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	1,500	1,050,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	475	469,062
Refco Finance Holdings LLC and Refco Finance Inc.,
9.0%, 8-1-12	975	1,060,313
Tabletop Holdings, Inc.,
0.0%, 5-15-14 (A)(C)	2,000	300,000
Toll Corp.
8.25%, 12-1-11	890	943,400
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	1,000	1,065,000
Xerox Capital Trust I,
8.0%, 2-1-27	1,000	1,037,500
		14,922,809
Food and Related - 4.10%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	860	920,200
Doane Pet Care Company:
9.75%, 5-15-07	1,000	995,000
10.75%, 3-1-10	700	763,000
Gold Kist Inc.,
10.25%, 3-15-14	650	734,500
Merisant Company,
10.75%, 7-15-13 (A)	450	306,000
Pierre Merger Corp.,
9.875%, 7-15-12	1,750	1,802,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	2,250	2,126,250
		7,647,450
Forest and Paper Products - 3.12%
Buckeye Technologies Inc.:
8.0%, 10-15-10	1,250	1,187,500
8.5%, 10-1-13	1,250	1,268,750
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	300	300,750
Georgia-Pacific Corporation,
8.875%, 5-15-31	940	1,111,711
Mercer International Inc.,
9.25%, 2-15-13	1,500	1,275,000
Tembec Industries Inc.,
8.625%, 6-30-09	1,000	680,000
		5,823,711
Health Care - Drugs - 0.25%
AmerisourceBergen Corporation,
5.875%, 9-15-15 (A)	475	469,062

Health Care - General - 2.67%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	1,513	1,505,435
Eye Care Centers of America, Inc.,
10.75%, 2-15-15 (A)	1,000	940,000
MQ Associates, Inc.,
0.0%, 8-15-12 (C)	1,875	1,190,625
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12	300	325,500
Universal Hospital Services, Inc.,
10.125%, 11-1-11	1,000	1,025,000
		4,986,560
Homebuilders, Mobile Homes - 0.74%
Standard Pacific Corp.:
6.5%, 8-15-10	450	435,375
7.0%, 8-15-15	150	143,250
Technical Olympic USA, Inc.:
9.0%, 7-1-10	500	517,500
7.5%, 3-15-11	300	281,250
		1,377,375
Hospital Supply and Management - 5.29%
EGL Acquisition Corp.,
7.625%, 2-1-15	600	574,500
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	1,467	1,672,380
7.75%, 7-15-15 (A)	1,575	1,626,188
Res-Care, Inc.,
7.75%, 10-15-13 (A)	1,000	1,005,000
Rural/Metro Corporation,
0.0%, 3-15-16 (A)(C)	1,700	1,054,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	1,100	1,171,500
US Oncology Holdings, Inc.,
9.26375%, 3-15-15 (A)	1,250	1,231,250
US Oncology, Inc.:
9.0%, 8-15-12	250	270,000
10.75%, 8-15-14	150	168,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	1,000	1,090,000
		9,862,818
Hotels and Gaming - 2.58%
Gaylord Entertainment Company,
6.75%, 11-15-14	1,000	967,500
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,250	1,412,500
Mandalay Resort Group,
10.25%, 8-1-07 (A)	1,000	1,075,000
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	850	850,000
Station Casinos, Inc.,
6.875%, 3-1-16	500	506,875
		4,811,875
Household - General Products - 1.41%
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,057,350
Southern States Cooperative, Inc.,
10.5%, 11-1-10 (A)	1,500	1,575,000
		2,632,350
Leisure Time Industry - 0.36%
Equinox Holdings, Inc.,
9.0%, 12-15-09	650	667,062

Mining - 0.48%
Compass Minerals Group, Inc.,
10.0%, 8-15-11	818	887,530

Motion Pictures - 3.09%
AMC Entertainment Inc.:
8.04%, 8-15-10	350	351,750
9.5%, 2-1-11	1,000	950,000
9.875%, 2-1-12	500	481,250
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	433,750
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,050	1,435,000
Cinemark USA, Inc.,
9.0%, 2-1-13	862	890,015
LCE Acquisition Corporation,
9.0%, 8-1-14	1,250	1,215,625
		5,757,390
Motor Vehicles - 1.92%
ADESA, Inc.,
7.625%, 6-15-12	300	300,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	500	490,000
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,237,500
United Auto Group, Inc.,
9.625%, 3-15-12	1,500	1,560,000
		3,587,500
Multiple Industry - 3.31%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	150	162,000
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	600	610,500
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,000	1,032,500
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	425	401,625
Commercial Vehicle Group, Inc.,
8.0%, 7-1-13 (A)	150	150,750
IWO Escrow Company:
7.34875%, 1-15-12	150	156,000
0.0%, 1-15-15 (C)	600	421,500
K&F Acquisition, Inc.,
7.75%, 11-15-14	300	303,000
Mueller Holdings (N.A.), Inc.,
0.0%, 4-15-14 (C)	2,000	1,460,000
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15 (A)	1,000	977,500
Viasystems, Inc.,
10.5%, 1-15-11	500	491,250
		6,166,625
Petroleum - Domestic - 1.39%
Clayton Williams Energy, Inc.,
7.75%, 8-1-13 (A)	400	391,000
Delta Petroleum Corporation,
7.0%, 4-1-15	150	143,250
EXCO Resources, Inc.,
7.25%, 1-15-11	900	931,500
Frontier Oil Corporation,
6.625%, 10-1-11	150	154,687
KCS Energy, Inc.,
7.125%, 4-1-12	150	153,750
Stone Energy Corporation,
6.75%, 12-15-14	375	368,438
Whiting Petroleum Corporation,
7.25%, 5-1-12	450	457,875
		2,600,500
Petroleum - International - 0.53%
Chesapeake Energy Corporation,
6.25%, 1-15-18	1,000	980,000

Petroleum - Services - 1.52%
Grant Prideco, Inc.,
6.125%, 8-15-15 (A)	150	151,500
Hanover Compressor Company:
0.0%, 3-31-07	1,000	900,000
8.625%, 12-15-10	500	538,750
9.0%, 6-1-14	150	166,687
Parker Drilling Company,
9.625%, 10-1-13	250	284,375
SESI, L.L.C.,
8.875%, 5-15-11	750	791,250
		2,832,562
Publishing - 1.69%
Dex Media, Inc.,
0.0%, 11-15-13 (C)	1,500	1,181,250
Dex Media West LLC and Dex Media West Finance Co.,
9.875%, 8-15-13	1,777	1,961,364
		3,142,614
Railroad - 1.19%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	950	995,125
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	1,125	1,215,000
		2,210,125
Restaurants - 0.97%
Carrols Corporation,
9.0%, 1-15-13 (A)	150	152,250
Friendly Ice Cream Corporation,
8.375%, 6-15-12	750	708,750
Landry's Restaurants, Inc.,
7.5%, 12-15-14	1,000	950,000
		1,811,000
Retail - Food Stores - 3.14%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	945	973,350
Rite Aid Corporation:
7.125%, 1-15-07	1,500	1,509,375
8.125%, 5-1-10	1,000	1,020,000
Roundy's, Inc.,
8.875%, 6-15-12	1,000	1,105,000
Stater Bros. Holdings Inc.:
7.37%, 6-15-10	500	492,500
8.125%, 6-15-12	755	745,562
		5,845,787
Retail - General Merchandise - 0.43%
Interline Brands, Inc.,
11.5%, 5-15-11	325	364,000
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	600	442,500
		806,500
Retail - Specialty Stores - 2.34%
CSK Auto, Inc.,
7.0%, 1-15-14	350	327,250
FTD, Inc.,
7.75%, 2-15-14	487	488,218
General Nutrition Centers, Inc.,
8.5%, 12-1-10	200	170,500
Jean Coutu Group (PJC) Inc. (The),
7.625%, 8-1-12	1,000	1,017,500
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	1,500	1,413,750
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,000	940,000
		4,357,218
Security and Commodity Brokers - 0.68%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,175	1,263,125

Utilities - Electric - 0.57%
Sierra Pacific Resources,
6.75%, 8-15-17 (A)	450	451,125
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	450	455,631
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	150	152,625
		1,059,381
Utilities - Gas and Pipeline - 2.25%
ANR Pipeline Company,
8.875%, 3-15-10	500	540,454
Northwest Pipeline Corporation,
8.125%, 3-1-10	750	800,625
Southern Natural Gas Company,
8.875%, 3-15-10	1,000	1,080,909
Williams Companies, Inc. (The),
8.75%, 3-15-32	1,500	1,770,000
		4,191,988
Utilities - Telephone - 8.61%
Alamosa (Delaware), Inc.:
12.0%, 7-31-09	1,000	1,107,500
8.5%, 1-31-12	750	800,625
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	300	317,250
MCI, Inc.,
7.688%, 5-1-09	314	325,775
Nextel Communications, Inc.:
6.875%, 10-31-13	1,500	1,592,180
7.375%, 8-1-15	750	802,925
Nextel Partners, Inc.,
8.125%, 7-1-11	1,750	1,890,000
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	1,000	1,010,000
Qwest Services Corporation and Qwest Communications International Inc.:
13.5%, 12-15-10	1,500	1,717,500
14.0%, 12-15-14	1,500	1,818,750
SBA Communications Corporation,
8.5%, 12-1-12	1,100	1,196,250
SBA Communications Corporation and SBA Telecommunications, Inc.,
0.0%, 12-15-11 (C)	783	710,573
Triton PCS, Inc.:
8.75%, 11-15-11	950	776,625
8.5%, 6-1-13	600	571,500
US Unwired Inc.:
8.12%, 6-15-10	400	413,500
10.0%, 6-15-12	575	661,250
Ubiquitel Operating Company,
9.875%, 3-1-11	300	333,000
		16,045,203

TOTAL CORPORATE DEBT SECURITIES - 93.80%		$174,840,819

(Cost: $174,005,352)

SHORT-TERM SECURITIES

Food and Related - 2.02%
Kroger Co. (The),
3.98%, 10-3-05	3,762	3,761,168

Utilities - Gas and Pipeline - 1.07%
Questar Corporation,
3.9%, 10-7-05	2,000	1,998,700

TOTAL SHORT-TERM SECURITIES - 3.09%		$5,759,868

(Cost: $5,759,868)

TOTAL INVESTMENT SECURITIES - 100.00%		$186,391,256

(Cost: $186,245,579)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $25,299,692 or 13.57% of total investments.

(B)Security valued in good faith under procedures established by the Board of Directors.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of W&R Target International Growth Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Australia - 0.98%
Westpac Banking Corporation (A)	118,600	$1,908,376

Austria - 2.48%
Erste Bank der oesterreichischen Sparkassen AG (A)	44,100	2,358,865
Raiffeisen International Bank-Holding AG (A)*	36,700	2,450,499
		4,809,364
Belgium - 0.44%
KBC Group NV (A)	10,500	850,655

Brazil - 0.29%
Gol Linhas Aereas Inteligentes S.A., ADR	17,500	567,875

Canada - 2.63%
EnCana Corporation (A)	63,600	3,711,413
Shoppers Drug Mart Corporation (A)(B)	39,700	1,403,346
		5,114,759
Finland - 0.69%
Nokia OYJ (A)	79,600	1,333,768

France - 7.24%
BNP Paribas (A)	13,000	988,345
France Telecom (A)	60,700	1,742,318
Pernod Ricard (A)	6,500	1,147,730
Sanofi-Aventis (A)	24,400	2,016,355
Total S.A. (A)	17,300	4,722,454
VINCI (A)	40,000	3,444,932
		14,062,134
Germany - 9.75%
Allianz Aktiengesellschaft, Registered Shares (A)	20,900	2,823,690
BASF Aktiengesellschaft (A)	26,700	2,009,047
Bayerische Hypo- und Vereinsbank AG (A)*	110,000	3,093,948
Commerzbank Aktiengesellschaft (A)	50,000	1,369,078
Continental Aktiengesellschaft (A)	15,600	1,280,332
Deutsche Telekom AG, Registered Shares (A)	100,000	1,819,828
Fresenius AG (A)	4,700	651,093
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	3,900	1,055,036
SAP Aktiengesellschaft (A)	9,800	1,696,262
Siemens AG	40,470	3,120,573
		18,918,887
Greece - 1.12%
OPAP S.A. (A)(B)*	70,000	2,174,178

Ireland - 4.24%
Anglo Irish Bank Corporation plc (Great Britain) (A)	276,546	3,756,214
Anglo Irish Bank Corporation plc (Ireland) (A)	200,000	2,723,732
CRH public limited company (A)	64,600	1,750,989
		8,230,935
Italy - 4.17%
Assicurazioni Generali SpA (A)	35,200	1,110,225
Eni S.p.A. (A)	124,500	3,697,827
Saipem S.p.A. (A)	94,800	1,598,713
UniCredito Italiano S.p.A. (A)	300,000	1,691,214
		8,097,979
Japan - 26.51%
ACOM CO., LTD. (A)	26,500	1,923,622
CREDIT SAISON CO., LTD. (A)	54,000	2,369,026
Canon Inc. (A)	47,000	2,538,079
DENSO CORPORATION (A)	53,000	1,536,097
Dentsu Inc. (A)*	525	1,489,231
FANUC LTD (A)	12,600	1,018,967
Honda Motor Co., Ltd. (A)	21,100	1,193,340
Hoya Corporation (A)	62,400	2,072,396
Japan Tobacco Inc. (A)	145	2,286,482
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	320	4,200,326
Komatsu Ltd. (A)	85,000	1,157,644
LAWSON, INC. (A)	27,000	1,018,015
Mitsubishi Corporation (A)	182,000	3,591,420
Mitsubishi Estate Co., Ltd. (A)	80,000	1,098,005
Mizuho Financial Group, Inc. (A)	450	2,862,177
Nomura Holdings, Inc. (A)	68,000	1,054,909
ORIX Corporation (A)	14,500	2,618,597
SMC Corporation (A)	18,600	2,475,849
Sega Sammy Holdings Inc. (A)	70,000	2,762,630
Shinsei Bank, Limited (A)(B)	160,000	1,007,796
Sumitomo Mitsui Financial Group, Inc. (A)	150	1,413,910
TDK Corporation (A)	26,500	1,888,605
Taisei Corporation (A)	240,000	987,359
Tokyo Electric Power Company, Incorporated (The) (A)	37,400	945,584
Toyota Motor Corporation (A)	77,900	3,568,515
Ushio Inc. (A)	40,000	812,227
YAMADA-DENKI Co., Ltd. (A)	20,600	1,566,119
		51,456,927
Luxembourg - 0.48%
SES GLOBAL S.A., Fiduciary Depository Receipts (A)(B)	59,000	925,480

Mexico - 1.68%
Cemex, S.A. de C.V., ADR	40,295	2,107,429
Grupo Televisa, S.A., GDR	16,000	1,147,360
		3,254,789
Netherlands - 0.42%
ASML Holding N.V. (A)*	50,000	820,966

Norway - 0.73%
Statoil ASA (A)	57,200	1,418,932

Russia - 1.43%
OAO LUKOIL, ADR	48,000	2,769,600

Singapore - 0.49%
DBS Group Holdings Ltd (A)	102,500	957,095

Spain -1.74%
Enagas, S.A. (A)	110,000	1,976,689
Fadesa Inmobiliaria, S.A. (A)	39,000	1,401,652
		3,378,341
Sweden - 1.24%
Telefonaktiebolaget LM Ericsson, B Shares (A)	658,000	2,402,389

Switzerland - 10.28%
Compagnie Financiere Richemont SA (A)	41,000	1,623,339
Credit Suisse Group, Registered Shares (A)	39,500	1,748,571
Holcim Ltd, Registered Shares (A)	28,900	1,919,001
Nestle S.A., Registered Shares (A)	10,900	3,191,517
Novartis AG, Registered Shares (A)	79,500	4,032,119
Roche Holdings AG, Genussschein (A)	19,800	2,750,340
UBS AG (A)	44,450	3,777,426
Zurich Financial Services, Registered Shares (A)*	5,400	919,886
		19,962,199
Turkey - 0.42%
Turkiye Garanti Bankasi Anonim Sirketi (A)	271,250	809,822

United Kingdom - 13.28%
BAE SYSTEMS plc (A)	185,000	1,120,787
BHP Billiton Plc (A)	213,000	3,441,120
BP p.l.c. (A)	428,000	5,084,006
Capita Group Plc (The) (A)(B)	215,610	1,432,672
IG Group Holdings plc (A)(B)*	194,000	591,933
Reckitt Benckiser plc (A)	65,400	1,992,025
Royal Bank of Scotland Group plc (The) (A)	98,059	2,782,712
Smiths Group plc (A)	66,000	1,116,316
Vodafone Group Plc (A)	1,732,000	4,505,724
WPP Group plc (A)	92,700	943,366
tesco plc (A)	506,000	2,762,078
		25,772,739
United States - 2.65%
Inco Limited	29,000	1,373,150
Schlumberger Limited	23,000	1,940,740
Transocean Inc.*	30,000	1,839,300
		5,153,190

TOTAL COMMON STOCKS - 95.38%		$185,151,379

(Cost: $141,970,648)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.93%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	$5,700	5,698,771

Security and Commodity Brokers - 1.69%
UBS Finance Delaware LLC (UBS AG),
3.75%, 10-17-05	3,280	3,274,533

TOTAL SHORT-TERM SECURITIES - 4.62%		$8,973,304

(Cost: $8,973,304)

TOTAL INVESTMENT SECURITIES - 100.00%		$194,124,683

(Cost: $150,943,952)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $7,535,405 or 3.88% of total investments.

The Investments of W&R Target International Value Portfolio
September 30, 2005
COMMON STOCKS AND RIGHT	Shares	Value

Australia - 2.15%
National Australia Bank Limited (A)	234,202	$5,902,811
Qantas Airways Limited (A)	857,600	2,203,999
Qantas Airways Limited (A)(B)	545,600	1,402,171
		9,508,981
Belgium - 0.65%
Agfa-Gevaert N.V. (A)*	119,690	2,884,541

Bermuda - 1.46%
ACE Limited	68,900	3,243,123
XL Capital Ltd, Class A	47,300	3,217,819
		6,460,942
Canada - 2.10%
Barrick Gold Corporation (A)	206,300	5,979,453
Domtar Inc. (A)	510,680	3,280,966
		9,260,419
China - 1.04%
China Telecom Corporation Limited (A)	8,936,000	3,369,402
China Telecom Corporation Limited (A)(B)	3,240,000	1,221,672
		4,591,074
Denmark - 2.90%
Vestas Wind Systems A/S (A)*	530,697	12,821,857

Finland - 2.65%
Stora Enso Oyj, Class R (A)	374,700	5,152,455
Stora Enso Oyj, Class R (A)	71,073	981,114
UPM-Kymmene Corporation (A)	279,540	5,594,518
		11,728,087
France - 5.46%
AXA (A)	227,853	6,255,403
France Telecom (A)	109,109	3,131,838
SUEZ (A)	82,200	2,376,246
Sanofi-Aventis (A)	78,000	6,445,725
Total S.A. (A)	21,717	5,928,181
		24,137,393
Germany - 5.19%
Bayer Aktiengesellschaft (A)	125,900	4,627,726
Deutsche Post AG (A)	241,000	5,643,005
E.ON AG (A)	48,760	4,489,489
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	36,090	4,121,117
Volkswagen Aktiengesellschaft (A)	88,735	4,048,793
		22,930,130
Hong Kong - 2.96%
Bank of East Asia, Limited (The) (A)	626,000	1,831,825
Cheung Kong (Holdings) Limited (A)	485,000	5,476,835
Hutchison Whampoa Limited, Ordinary Shares (A)	556,100	5,752,833
		13,061,493
Israel - 1.33%
Check Point Software Technologies Ltd.*	241,410	5,861,435

Italy - 1.62%
Eni S.p.A. (A)	241,500	7,172,893

Japan - 8.60%
Hitachi, Ltd. (A)	702,000	4,446,443
KDDI CORPORATION (A)	1,067	6,015,769
Konica Minolta Holdings, Inc. (A)	363,000	3,300,145
Nintendo Co., Ltd. (A)	35,400	4,128,934
Nippon Telegraph and Telephone Corporation (A)	1,179	5,795,551
Nomura Holdings, Inc. (A)	202,500	3,141,457
Sony Corporation (A)	191,300	6,285,945
Takeda Chemical Industries, Ltd. (A)	82,200	4,895,142
		38,009,386
Mexico - 1.15%
Telefonos de Mexico, S.A. de C.V., ADR	238,840	5,080,127

Netherlands - 6.23%
Akzo Nobel N.V. (A)	183,880	8,016,532
ING Groep N.V., Certicaaten Van Aandelen (A)	251,394	7,487,911
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	231,990	6,165,417
Reed Elsevier NV (A)	426,080	5,879,461
		27,549,321
Norway - 2.55%
Norske Skogindustrier ASA (A)	214,180	3,163,313
Norske Skogindustrier ASA, Rights (A)*	214,180	376,001
Telenor ASA (A)	850,340	7,593,828
Telenor ASA (A)(B)	13,700	122,346
		11,255,488
Portugal - 0.70%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	337,470	3,082,856

Singapore - 1.92%
DBS Group Holdings Ltd (A)	300,000	2,801,253
Venture Corporation Limited (A)	663,000	5,681,402
		8,482,655
South Africa - 0.89%
Sappi Limited (A)	334,530	3,930,605

South Korea - 7.07%
KT Corporation, ADR	329,160	7,406,100
Kookmin Bank, ADR	73,760	4,370,280
POSCO, ADR	62,140	3,514,638
SK Telecom Co., Ltd., ADR	184,530	4,030,135
Samsung Electronics Co., Ltd., GDR (B)	41,990	11,946,155
		31,267,308
Spain - 3.74%
Gamesa Corporacion Tecnologica, S.A. (A)	248,295	3,814,198
Iberdrola, S.A. (A)	84,078	2,349,686
Repsol YPF, S.A. (A)	202,000	6,545,996
Telefonica, S.A., ADR	77,855	3,839,809
		16,549,689
Sweden - 3.53%
ForeningsSparbanken AB (A)	152,300	3,684,107
Nordea Bank AB, Finnish Depositary Receipts (A)	698,900	6,955,844
Securitas AB, Class B (A)	320,000	4,954,072
		15,594,023
Switzerland - 3.04%
Nestle S.A., Registered Shares (A)	21,620	6,330,331
Swiss Reinsurance Company, Registered Shares (A)	50,480	3,314,895
UBS AG (A)	44,400	3,773,177
		13,418,403
Taiwan - 4.20%
Chunghwa Telecom Co., Ltd., ADR	202,400	3,746,424
Compal Electronics Inc., GDR	439,398	2,168,165
Compal Electronics Inc., GDR (B)	499,940	2,466,904
Lite-On Technology Corporation, GDR	534,070	5,962,624
Mega Financial Holding Company (A)*	6,697,000	4,237,841
		18,581,958
United Kingdom - 23.53%
AMVESCAP PLC (A)	340,700	2,211,285
BAE SYSTEMS plc (A)	1,338,200	8,107,230
BP p.l.c. (A)	591,000	7,020,205
Boots Group PLC (A)	415,800	4,462,413
British Sky Broadcasting Group plc (A)	579,500	5,728,670
Cadbury Schweppes plc (A)	349,060	3,521,444
Compass Group PLC (A)	2,949,480	10,729,121
GlaxoSmithKline plc (A)	273,900	6,965,977
Pearson plc (A)	425,050	4,940,264
Rentokil Initial plc (A)	2,082,700	6,070,059
Rolls-Royce plc (A)*	695,160	4,579,311
Royal Bank of Scotland Group plc (The) (A)	267,470	7,590,246
Royal Dutch Shell plc, Class B (A)	181,853	6,279,974
Shire Pharmaceuticals Group plc (A)	446,700	5,432,190
Smiths Group plc (A)	275,300	4,656,392
Unilever PLC (A)	536,410	5,600,713
Vodafone Group Plc (A)	2,281,950	5,936,396
Wm MORRISON SUPERMARKETS PLC (A)	1,325,310	4,154,816
		103,986,706

TOTAL COMMON STOCKS AND RIGHT - 96.66%		$427,207,770

(Cost: $334,235,492)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Consumer Electronics - 1.13%
Sony Capital Corp.,
3.8%, 10-21-05	$5,000	4,989,445

Finance Companies - 2.21%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	9,797	9,794,888

TOTAL SHORT-TERM SECURITIES - 3.34%		$14,784,333

(Cost: $14,784,333)

TOTAL INVESTMENT SECURITIES - 100.00%		$441,992,103

(Cost: $349,019,825)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $17,159,248 or 3.88% of total investments.

The Investments of W&R Target Limited-Term Bond Portfolio
September 30, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.80%
Raytheon Company,
6.75%, 8-15-07	$2,030	$2,097,664

Business Equipment and Services - 2.78%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,085,268

Capital Equipment - 2.37%
John Deere Capital Corporation,
5.125%, 10-19-06	1,766	1,777,113

Chemicals - Petroleum and Inorganic - 1.97%
Monsanto Company,
4.0%, 5-15-08	1,500	1,473,868

Finance Companies - 4.68%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,008,184
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,500,903
		3,509,087
Food and Related - 2.00%
Kellogg Company,
4.875%, 10-15-05	1,500	1,500,339

Forest and Paper Products - 1.96%
International Paper Company,
4.25%, 1-15-09	1,500	1,467,295

Household - General Products - 1.63%
CPC International Inc.,
6.15%, 1-15-06	1,218	1,222,983

Leisure Time Industry - 1.36%
Brunswick Corporation,
6.75%, 12-15-06	1,000	1,016,576

Multiple Industry - 9.30%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	1,991,918
Honeywell International Inc.,
6.875%, 10-3-05	400	400,000
Household Finance Corporation,
6.5%, 1-24-06	1,850	1,862,656
Kansas City Power & Light Company,
7.125%, 12-15-05	700	703,681
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,019,156
		6,977,411
Petroleum - International - 3.21%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,385	2,405,874

Petroleum - Services - 2.69%
Conoco Funding Company,
5.45%, 10-15-06	2,000	2,019,834

Railroad - 3.95%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,924,792
Union Pacific Corporation,
6.625%, 2-1-08	1,000	1,041,502
		2,966,294
Utilities - Electric - 6.65%
FPL Group Capital Inc,
7.625%, 9-15-06	2,000	2,056,426
Virginia Electric and Power Company,
5.375%, 2-1-07	2,000	2,017,352
Wisconsin Energy Corporation,
5.875%, 4-1-06	910	916,258
		4,990,036
Utilities - Telephone - 2.69%
GTE Corporation,
6.36%, 4-15-06	2,000	2,019,412

TOTAL CORPORATE DEBT SECURITIES - 50.04%		$37,529,054

(Cost: $37,788,354)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 5.26%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,956,568
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	1,994,938
		3,951,506
Mortgage-Backed Obligations - 24.28%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5-15-16	1,874	1,835,196
3.5%, 12-15-16	1,068	1,029,382
5.5%, 7-15-17 (Interest Only)	1,250	80,695
5.5%, 10-15-23 (Interest Only)	5,337	416,958
5.5%, 4-15-24 (Interest Only)	1,741	160,716
5.0%, 6-15-24 (Interest Only)	2,000	266,913
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.0%, 8-1-07	2	1,886
4.5%, 5-1-10	1,103	1,096,590
4.0%, 6-1-14	1,670	1,622,707
5.5%, 1-1-17	128	129,874
5.5%, 5-1-17	136	138,174
4.5%, 1-1-18	1,334	1,308,949
4.5%, 4-1-18	1,343	1,317,621
4.5%, 3-1-19	1,708	1,673,432
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	16	16,465
7.0%, 10-1-14	18	18,843
6.0%, 3-1-16	58	60,137
6.0%, 3-1-16	51	52,839
5.5%, 2-1-17	493	500,156
5.5%, 1-1-18	842	854,520
5.0%, 3-1-18	1,319	1,316,381
5.0%, 6-1-20	1,445	1,442,118
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	23	23,975
7.5%, 3-15-15	24	24,857
6.0%, 8-15-16	81	84,189
6.0%, 12-15-16	153	158,375
5.5%, 1-15-17	223	228,537
6.0%, 1-15-17	142	146,784
5.5%, 7-15-17	333	340,722
5.5%, 10-15-17	159	162,978
5.0%, 12-15-17	840	845,180
7.0%, 6-15-28	28	29,356
7.0%, 7-15-29	32	33,937
3.75%, 1-20-34	800	791,372
		18,210,814
Treasury Inflation Protected Obligation - 0.79%
United States Treasury Notes,
3.0%, 7-15-12	500	591,308

Treasury Obligations - 16.61%
United States Treasury Notes:
4.75%, 11-15-08	2,000	2,032,110
3.125%, 4-15-09	2,000	1,929,922
4.0%, 6-15-09	2,000	1,986,250
4.0%, 3-15-10	2,500	2,477,735
5.0%, 8-15-11	1,000	1,039,102
4.375%, 8-15-12	1,000	1,005,898
4.25%, 8-15-14	2,000	1,987,500
		12,458,517

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 46.94%		$35,212,145

(Cost: $35,593,636)

SHORT-TERM SECURITY - 3.02%

Forest and Paper Products
Sonoco Products Co.
3.94%, 10-3-05	2,267	$2,266,504
(Cost: $ 2,266,504)

TOTAL INVESTMENT SECURITIES - 100.00%		$75,007,703
(Cost: $75,648,494)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

The Investments of W&R Target Micro Cap Growth Portfolio
September 30, 2005

COMMON STOCKS	Shares	Value

Air Transportation - 0.36%
Pinnacle Airlines Corp.*	27,200	$175,304

Apparel - 0.53%
Ashworth, Inc.*	37,000	256,410

Broadcasting - 0.00%
Cumulus Media Inc., Class A*	33	411

Business Equipment and Services - 3.33%
Encore Capital Group, Inc.*	25,300	450,846
First Advantage Corporation, Class A*	10,400	305,656
Marlin Business Services, Inc.*	37,100	853,114
		1,609,616

Capital Equipment - 4.95%
NATCO Group Inc.*	32,500	822,900
Somanetics Corporation*	43,800	1,094,124
Warnaco Group, Inc. (The)*	21,800	477,529
		2,394,553

Communications Equipment - 6.09%
Blue Coat Systems, Inc.*	10,800	469,692
Fiberstars, Inc.*	34,400	357,932
Intervoice, Inc.*	45,800	412,429
NICE Systems Ltd., ADR*	13,800	623,622
Redback Networks, Inc.*	109,100	1,081,727
		2,945,402

Computers - Main and Mini - 0.53%
RadiSys Corporation*	13,200	255,882

Computers - Peripherals - 7.71%
Allscripts Healthcare Solutions, Inc.*	24,100	434,041
Applix, Inc.*	32,700	205,519
Entrust, Inc.*	113,100	632,795
Lawson Software, Inc.*	68,700	476,091
Sigma Designs, Inc.*	47,700	523,269
Stratasys, Inc.*	15,300	453,951
WebSideStory, Inc.*	29,700	525,839
Xyratex Ltd*	32,700	478,728
		3,730,233

Electrical Equipment - 1.67%
Power-One, Inc.*	46,200	255,024
Ultralife Batteries, Inc.*	42,800	551,050
		806,074

Electronic Components - 4.03%
Integrated Silicon Solution, Inc.*	62,800	526,578
PLX Technology, Inc.*	39,500	329,628
Silicon Storage Technology, Inc.*	44,800	240,800
Trident Microsystems, Inc.*	26,800	852,374
		1,949,380

Electronic Instruments - 5.66%
Artesyn Technologies, Inc.*	63,400	589,303
Asyst Technologies, Inc.*	48,100	223,905
Energy Conversion Devices, Inc.*	21,400	960,325
Mattson Technology, Inc.*	33,300	249,916
Mikohn Gaming Corporation*	33,500	444,880
Rudolph Technologies, Inc.*	11,700	157,014
Xenogen Corporation*	37,800	114,345
		2,739,688

Health Care - Drugs - 10.90%
Bioenvision, Inc.*	54,100	434,152
BioMarin Pharmaceutical Inc.*	66,500	580,213
Corautus Genetics Inc.*	101,100	458,994
Cubist Pharmaceuticals Inc.*	30,100	648,203
Dyax Corp.*	69,400	385,517
First Horizon Pharmaceutical Corporation*	21,600	430,056
Hollis-Eden Pharmaceuticals, Inc.*	20,100	127,936
InterMune, Inc.*	28,300	468,224
POZEN Inc.*	59,700	655,805
Serologicals Corporation*	27,000	608,445
SuperGen, Inc.*	76,400	478,264
		5,275,809

Health Care - General - 8.06%
Bruker BioSciences Corporation*	51,300	222,898
Candela Corporation*	62,200	610,182
Greatbatch, Inc.*	10,800	296,352
IRIS International, Inc.*	34,900	643,207
PolyMedica Corporation	22,300	778,382
SeraCare Life Sciences, Inc.*	37,500	663,375
Spectranetics Corporation (The)*	73,300	686,088
		3,900,484

Multiple Industry - 15.21%
Cutera, Inc.*	30,700	795,590
DSW Inc., Class A*	10,800	228,960
Educate, Inc.*	31,500	472,028
Eschelon Telecom, Inc.*	9,500	118,085
Golf Galaxy, Inc.*	3,400	54,485
JAMDAT Mobile Inc.*	15,200	318,820
Kenexa Corporation*	26,900	365,705
Linktone Ltd., ADR*	42,800	468,018
McCormick & Schmick's Seafood Restaurants, Inc.*	43,400	915,957
Monolithic Power Systems, Inc.*	14,100	119,498
NetLogic Microsystems, Inc.*	51,300	1,105,515
NuVasive, Inc.*	23,600	442,146
PortalPlayer, Inc.*	25,400	695,071
PowerDsine Ltd.*	20,100	220,698
SiRF Technology Holdings, Inc.*	17,400	524,175
Unica Corporation*	7,600	85,652
Vitran Corporation Inc., Class A*	19,700	319,731
Volcom, Inc.*	3,800	108,148
		7,358,282

Petroleum - Services - 1.28%
Brigham Exploration Company*	48,300	621,862

Restaurants - 3.16%
BUCA, Inc.*	34,600	207,946
Red Robin Gourmet Burgers, Inc.*	16,600	759,450
Steak n Shake Company (The)*	31,100	564,465
		1,531,861

Retail - Specialty Stores - 5.35%
Children's Place Retail Stores, Inc. (The)*	24,400	868,274
Goody's Family Clothing, Inc.	33,600	255,864
Jos. A. Bank Clothiers, Inc.*	18,387	794,502
Provide Commerce, Inc.*	23,600	573,834
Tweeter Home Entertainment Group, Inc.*	29,300	96,251
		2,588,725

Security and Commodity Brokers - 0.84%
Harris & Harris Group, Inc.*	36,600	407,724

Steel - 1.97%
NS Group, Inc.*	24,300	953,775

Timesharing and Software - 10.12%
Bottomline Technologies (de), Inc.*	39,500	595,265
Concur Technologies, Inc.*	50,200	620,974
Covansys Corporation*	49,100	783,390
CyberSource Corporation*	23,100	151,767
Jupitermedia Corporation*	23,900	422,791
NutriSystem, Inc.*	44,500	1,113,168
Online Resources Corporation*	37,700	398,678
Ultimate Software Group, Inc. (The)*	44,000	809,600
		4,895,633

Trucking and Shipping - 0.53%
U.S. Xpress Enterprises, Inc., Class A*	22,000	256,300

TOTAL COMMON STOCKS - 92.28%		$44,653,408

(Cost: $35,015,844)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Publishing - 3.10%
Tribune Co.,
3.91%, 10-3-05	$1,500	1,499,674

Security and Commodity Brokers - 4.62%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10-3-05	1,238	1,237,734
UBS Finance Delaware LLC (UBS AG),
3.75%, 10-17-05	1,000	998,333
		2,236,067

TOTAL SHORT TERM SECURITIES - 7.72%		$3,735,741

(Cost: $3,735,741)

TOTAL INVESTMENT SECURITIES - 100.00%		$48,389,149

(Cost: $38,751,585)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Mid Cap Growth Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 0.29%
Southwest Airlines Co.	1,500	$$22,275

Aircraft - 1.51%
L-3 Communications Holdings, Inc.	1,450	114,651

Banks - 5.51%
Amegy Bancorporation, Inc.	4,000	90,540
Northern Trust Corporation	3,000	151,665
Synovus Financial Corp.	6,400	177,408
		419,613
Beverages - 2.45%
Brown-Forman Corporation, Class B	1,850	110,149
Coca-Cola Enterprises Inc.	3,900	76,050
		186,199
Broadcasting - 1.63%
Cox Radio, Inc., Class A*	2,600	39,520
XM Satellite Radio Holdings Inc., Class A*	2,350	84,377
		123,897
Business Equipment and Services - 5.76%
Cintas Corporation	2,500	102,637
Lamar Advertising Company, Class A*	4,200	190,449
Stericycle, Inc.*	2,550	145,707
		438,793
Capital Equipment - 1.96%
IDEX Corporation	3,500	148,925

Communications Equipment - 1.35%
Juniper Networks, Inc.*	4,325	102,913

Computers - Micro - 3.74%
Apple Computer, Inc.*	4,700	251,991
Sun Microsystems, Inc.*	8,300	32,578
		284,569
Computers - Peripherals - 0.75%
Mercury Interactive Corporation*	1,450	57,406

Cosmetics and Toiletries - 1.14%
Estee Lauder Companies Inc. (The), Class A	2,500	87,075

Electrical Equipment - 1.25%
Molex Incorporated, Class A	3,700	95,016

Electronic Components - 7.67%
Analog Devices, Inc.	1,900	70,566
Broadcom Corporation, Class A*	2,850	133,708
Maxim Integrated Products, Inc.	2,475	105,546
Microchip Technology Incorporated	4,300	129,473
Network Appliance, Inc.*	6,100	144,784
		584,077
Electronic Instruments - 1.32%
Lam Research Corporation*	3,300	100,534

Food and Related - 2.33%
Campbell Soup Company	3,325	98,919
Hershey Foods Corporation	1,400	78,834
		177,753
Health Care - Drugs - 6.69%
Allergan, Inc.	2,200	201,564
Gilead Sciences, Inc.*	3,300	160,743
ICOS Corporation*	2,750	75,941
Neurocrine Biosciences, Inc.*	1,450	71,304
		509,552
Health Care - General - 8.04%
Biomet, Inc.	4,050	140,555
DENTSPLY International Inc.	1,925	103,979
Gen-Probe Incorporated*	1,550	76,593
Kyphon Inc.*	2,450	107,567
Schein (Henry), Inc.*	4,300	183,159
		611,853
Hospital Supply and Management - 5.48%
Bard (C. R.), Inc.	2,575	170,027
Health Management Associates, Inc., Class A	4,300	100,921
Laboratory Corporation of America Holdings*	3,000	146,130
		417,078
Hotels and Gaming - 1.13%
Starwood Hotels & Resorts Worldwide, Inc.	1,500	85,755

Metal Fabrication - 2.09%
Fastenal Company	2,600	158,730

Multiple Industry - 0.95%
AXIS Capital Holdings Limited	2,550	72,701

Petroleum - Domestic - 0.83%
XTO Energy Inc.	1,400	63,448

Petroleum - International - 2.79%
Burlington Resources Inc.	1,800	146,376
Noble Energy, Inc.	1,400	65,660
		212,036
Petroleum - Services - 0.48%
Smith International, Inc.	1,100	36,641

Publishing - 3.49%
Getty Images, Inc.*	1,550	133,362
Meredith Corporation	2,650	132,209
		265,571
Retail - Food Stores - 0.65%
Longs Drug Stores Corporation	1,150	49,323

Retail - General Merchandise - 0.68%
Nordstrom, Inc.	1,500	51,480

Security and Commodity Brokers - 5.81%
Ameritrade Holding Corporation*	4,400	94,446
Chicago Mercantile Exchange Holdings Inc.	640	215,872
Legg Mason, Inc.	650	71,298
Prudential Financial, Inc.	900	60,804
		442,420
Timesharing and Software - 8.69%
Alliance Data Systems Corporation*	3,550	138,982
eBay Inc.*	4,350	179,198
Global Payments Inc.	1,600	124,352
Paychex, Inc.	4,750	176,059
Total System Services, Inc.	1,850	43,124
		661,715
Trucking and Shipping - 1.60%
C.H. Robinson Worldwide, Inc.	1,900	121,809

TOTAL COMMON STOCKS - 88.06%		$6,703,808

(Cost: $6,215,777)

SHORT-TERM SECURITY - 11.94%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.75% Repurchase
Agreement dated 9-30-05 to be repurchased
at $909,208 on 10-3-05 (A)	$909	$909,000
(Cost: $909,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$7,612,808

(Cost: $7,124,777)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Collateralized by $899,739 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $926,878.

The Investments of W&R Target Money Market Portfolio
September 30, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 2.46%
Banks
Citibank, N.A.
3.77%, 11-22-05	$1,275	$1,275,000

Commercial Paper
Banks - 4.82%
Rabobank USA Financial Corp. (Rabobank Nederland):
3.88%, 10-3-05	1,200	1,199,741
3.3%, 10-20-05	1,100	1,098,084
3.78%, 11-8-05	200	199,202
		2,497,027
Consumer Electronics - 0.97%
Sony Global Treasury Services PLC,
3.67%, 10-21-05	500	498,981

Finance Companies - 12.85%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	227	226,951
Ciesco, LLC,
3.6%, 10-7-05	1,500	1,499,100
PACCAR Financial Corp.,
3.49%, 1-19-06	740	732,109
Preferred Receivables Funding Corp.,
3.62%, 10-6-05	700	699,648
River Fuel Company #2, Inc. (Bank of New York (The)),
3.64%, 10-14-05	2,300	2,296,977
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.72%, 10-13-05	1,200	1,198,512
		6,653,297
Food and Related - 4.77%
Golden Peanut Company LLC (Archer Daniels Midland Company),
3.9%, 2-22-06	600	590,640
McCormick & Co. Inc.,
3.27%, 11-15-05	1,000	995,913
Wm. Wrigley Jr. Company,
3.95%, 3-20-06	900	883,212
		2,469,765
Utilities - Telephone - 3.95%
SBC Communications Inc.:
3.65%, 10-12-05	1,300	1,298,550
3.74%, 11-15-05	750	746,494
		2,045,044

Total Commercial Paper - 27.36%		14,164,114

Notes
Banks - 5.30%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	750	743,165
Wells Fargo & Company:
3.75%, 10-3-05	1,500	1,500,000
3.75813%, 10-17-05	500	500,000
		2,743,165
Business Equipment and Services - 2.43%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
3.91%, 10-5-05	1,260	1,260,000

Computers - Main and Mini - 2.41%
International Business Machines Corporation,
3.6725%, 10-11-05	1,250	1,250,000

Finance Companies - 6.34%
Caterpillar Financial Services Corp.:
2.65%, 1-30-06	1,005	1,001,794
2.35%, 9-15-06	917	901,213
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
3.88%, 10-6-05	150	150,000
Unilever Capital Corporation,
6.875%, 11-1-05	1,225	1,228,844
		3,281,851
Food and Related - 2.10%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
3.89%, 10-6-05	1,089	1,089,000

Furniture and Furnishings - 0.73%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
3.91%, 10-6-05	375	375,000

Health Care - Drugs - 1.16%
Lilly (Eli) and Company,
3.66313%, 10-3-05	600	600,000

Hospital Supply and Management - 3.99%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
3.85%, 10-6-05	500	500,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
3.8%, 10-5-05	1,565	1,565,000
		2,065,000
Household - General Products - 2.42%
Procter & Gamble Company (The),
3.78813%, 12-9-05	1,250	1,250,000

Leisure Time Industry - 2.60%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
3.91%, 10-6-05	1,345	1,345,000

Multiple Industry - 6.21%
Heller Financial, Inc.,
6.375%, 3-15-06	1,000	1,013,511
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
3.82%, 10-6-05	2,200	2,200,000
		3,213,511
Restaurants - 1.45%
McDonald's Corporation,
4.488%, 3-7-06 (A)	750	752,804

Retail - General Merchandise - 4.09%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
3.93%, 10-3-05	400	400,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	1,700	1,720,109
		2,120,109
Trucking and Shipping - 2.68%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
3.89%, 10-6-05	1,390	1,390,000

Total Notes - 43.91%		22,735,440

TOTAL CORPORATE OBLIGATIONS - 73.73%		$38,174,554

(Cost: $38,174,554)

MUNICIPAL OBLIGATIONS

California - 6.23%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.71%, 11-2-05	2,400	2,400,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.85%, 10-5-05	825	825,000
		3,225,000
Florida - 2.90%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
3.8%, 10-5-05	1,500	1,500,000

Maryland - 1.90%
Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated
      Public Improvement Refunding Bonds, Series 2003C
      (Variable Rate Demand/Taxable), (Financial Security
      Assurance Inc.),

3.84%, 10-6-05	985	985,000

New York - 2.59%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B (Bayerische Landesbank Girozentrale, New York Branch),
3.71%, 11-7-05	865	865,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
3.84%, 10-6-05	475	475,000
		1,340,000
Texas - 4.25%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.66%, 10-6-05	2,200	2,200,000

Washington - 1.14%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Assocation),
3.93%, 10-3-05	590	590,000

TOTAL MUNICIPAL OBLIGATIONS - 19.01%		$9,840,000

(Cost: $9,840,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank,
3.681%, 10-13-05	1,500	1,500,000
Federal National Mortgage Association,
4.05%, 8-14-06	1,030	1,030,000
Overseas Private Investment Corporation:
3.8%, 10-5-05	462	462,000
3.84%, 10-5-05	767	767,442

TOTAL UNITED STATES GOVERNMENT
AGENCY OBLIGATIONS - 7.26%		$3,759,442

(Cost: $3,759,442)

TOTAL INVESTMENT SECURITIES - 100.00%		$51,773,996

(Cost: $51,773,996)

Notes to Schedule of Investments
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September
      30, 2005, the total value of this security amounted to 1.45% of total investments.

The Investments of W&R Target Mortgage Securities Portfolio
September 30, 2005
	Principal
	Amount in
CORPORATE DEBT SECURITIES	Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	$281	$284,963
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	170	172,244
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	435	436,386
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	431	433,026
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11-43 (A)	140	142,522
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	147	151,476
Banc of America Funding Corporation,
5.0185%, 9-20-34	121	119,364
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	93	90,542
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	262,856
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	138	138,397
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9,
4.943%, 9-11-42	250	247,400
C-Bass Mortgage Loan Asset-Backed Certificates, Series 2005-CB1,
4.974%, 1-25-35	200	196,071
C-Bass Mortgage Loan Asset-Backed Certificates, Series 2005-CB3,
5.109%, 12-25-34	200	195,367
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	150	140,919
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	210	206,388
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	268	260,342
Chase Funding Trust, Series 1999-1,
7.235%, 6-25-27	250	250,861
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	359	355,656
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-33 (A)	110	111,867
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.42%, 12-15-35 (A)	120	118,377
4.8%, 12-15-35 (A)	145	142,000
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	79	79,896
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	303	307,383
First Franklin Mortgage Loan Trust 2004-FFB,
5.7431%, 6-25-24	250	251,824
FIRSTPLUS Home Loan Owner Trust 1998-5,
7.42%, 12-10-24	61	61,234
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	98	94,910
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	191	186,987
Green Tree Financial Corporation:
7.65%, 4-15-19	238	247,721
7.95%, 8-15-25	150	157,034
Hilton Hotel Pool Trust:
4.21625%, 10-3-15 (A)	100	100,574
7.653%, 10-3-15 (A)	150	160,693
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	198,144
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	200	210,672
J.P. Morgan Mortgage Trust 2005-S2,
5.66485%, 9-25-35	200	199,399
LB Commercial Mortgage Trust,
6.0%, 10-15-35 (A)	195	198,537
Lehman ABS Manufactured Housing Contract Trust 2001-B:
3.01%, 3-15-10	174	161,943
5.873%, 5-15-22	143	145,307
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	84	83,490
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	162	161,743
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	102	105,263
Money Store Trust 1998-B (The),
3.91813%, 8-15-29	208	207,691
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	100	94,833
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.0%, 3-15-30 (A)	250	260,546
Oakwood Mortgage Investors, Inc.,
6.6%, 5-15-21	45	45,465
Origen Manufactured Housing Contract Trust: 2004-A:
5.7%, 1-15-35	100	100,941
5.91%, 1-15-35	200	201,865
2004-B,
4.75%, 8-15-21	100	97,652
2005-A,
4.97%, 10-15-21	105	104,339
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	219	220,453
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	500	502,614
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	225	221,189
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	94	89,480
Structured Asset Securities Corporation:
5.63%, 5-25-34	100	99,673
6.0%, 6-25-34	250	251,640
Wells Fargo Mortgage Backed Securities 2003-K Trust (The),
4.52024%, 11-25-33	140	137,548
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	147	145,379

TOTAL CORPORATE DEBT SECURITIES - 33.86%		$10,351,086

(Cost: $10,467,475)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.0%, 4-1-17	283	291,023
5.0%, 5-1-18	800	798,772
5.5%, 6-1-19	281	284,981
5.5%, 9-1-19	409	415,512
5.5%, 5-1-20	283	287,388
6.0%, 10-1-33	769	781,238
5.5%, 2-1-35	240	240,197
5.5%, 7-1-35	442	441,945
5.5%, 10-1-35	250	250,000
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 3-1-18	250	253,764
5.0%, 10-1-18	235	234,646
5.0%, 11-1-19	350	349,016
5.5%, 10-1-20	500	507,188
3.951%, 12-26-31	59	58,579
7.0%, 11-1-32	282	295,426
6.0%, 6-1-33	469	477,393
6.0%, 12-1-33	359	367,477
5.0%, 2-1-34	394	386,480
6.0%, 4-1-34	272	276,674
6.5%, 4-1-34	505	519,779
5.5%, 7-1-34	410	411,534
6.0%, 8-1-34	206	209,262
5.5%, 9-1-34	142	141,967
6.5%, 9-1-34	168	173,031
5.5%, 10-1-34	2,430	2,429,848
5.5%, 10-1-34	356	356,048
5.5%, 11-1-34	359	359,126
6.0%, 11-1-34	183	185,911
6.5%, 11-1-34	375	386,068
6.5%, 11-1-34	245	252,381
6.0%, 12-1-34	687	698,834
5.5%, 2-1-35	718	718,695
4.806%, 3-1-35	275	273,466
6.5%, 3-1-35	206	211,888
6.0%, 4-1-35	253	257,044
5.0%, 5-1-35	100	97,460
5.176%, 6-1-35	500	500,522
5.5%, 7-1-35	249	249,423
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.979%, 6-17-45	1,579	96,188
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	137	142,513
5.0%, 11-15-33	1,196	1,185,449
5.5%, 12-15-34	489	493,770
5.5%, 10-1-35	400	403,625
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	499,981

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 59.69%		$18,251,512

(Cost: $18,411,646)

SHORT-TERM SECURITIES

Capital Equipment - 3.27%
Caterpillar Inc.,
3.75%, 10-7-05	1,000	999,375

Finance Companies - 3.18%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	973	972,790

TOTAL SHORT-TERM SECURITIES - 6.45%		$1,972,165

(Cost: $1,972,165)

TOTAL INVESTMENT SECURITIES - 100.00%		$30,574,763

(Cost: $30,851,286)

Notes to Schedule of Investments

Cash serves as collateral for the following open futures contract at September 30, 2005:

Type	Number of Contracts	Expiration Date	Market Value	Cost

United States Treasury Note	9	20-Dec-05	$989,297	$1,011,471

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $2,297,847 or 7.52% of total investments.

The Investments of W&R Target Real Estate Securities Portfolio
September 30, 2005

COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.69%
Brookfield Properties Corporation	37,250	$1,097,758

Hotels and Gaming - 9.19%
Hilton Hotels Corporation	47,900	1,069,128
Marriott International, Inc., Class A	5,600	352,800
Starwood Hotels & Resorts Worldwide, Inc.	22,900	1,309,193
		2,731,121

Multiple Industry - 5.26%
DiamondRock Hospitality Company	26,900	316,075
Eagle Hospitality Properties Trust, Inc.	8,600	85,828
Education Realty Trust, Inc.	28,100	469,270
NorthStar Realty Finance Corp.	32,100	301,419
Sunstone Hotel Investors, Inc.	10,800	263,412
Thomas Properties Group, Inc.	9,700	125,275
		1,561,279

Real Estate Investment Trust - 79.21%
Alexandria Real Estate Equities, Inc.	4,200	347,298
American Campus Communities, Inc.	25,000	600,500
Archstone-Smith Trust	13,600	542,232
Arden Realty, Inc.	4,700	193,499
AvalonBay Communities, Inc.	8,100	694,170
BioMed Realty Trust, Inc.	28,143	697,946
Boston Properties, Inc.	8,100	574,290
Brandywine Realty Trust	23,200	721,288
Camden Property Trust	16,200	903,150
Columbia Equity Trust, Inc.*	9,400	137,240
Cousins Properties Incorporated	12,800	386,816
Developers Diversified Realty Corporation	23,800	1,111,460
Equity Lifestyle Properties, Inc.	3,100	139,500
Equity Office Properties Trust	8,600	281,306
Equity One, Inc.	22,400	520,800
Equity Residential	24,000	908,400
Essex Property Trust, Inc.	2,400	216,000
Extra Space Storage Inc.	11,242	172,902
First Industrial Realty Trust, Inc.	9,000	360,450
First Potomac Realty Trust	8,000	205,600
General Growth Properties, Inc.	27,980	1,257,141
Gramercy Capital Corp.	9,700	232,412
Hersha Hospitality Trust	19,000	188,670
Host Marriott Corporation	23,600	398,840
Kimco Realty Corporation	29,100	914,322
Kite Realty Group Trust	37,800	563,976
Liberty Property Trust	6,200	263,748
Maguire Properties, Inc.	11,800	354,590
Mills Corporation (The)	16,500	908,820
Newcastle Investment Corp.	8,200	228,780
Pan Pacific Retail Properties, Inc.	1,800	118,620
Prentiss Properties Trust	10,700	434,420
ProLogis	45,902	2,033,918
Public Storage, Inc.	6,600	442,200
Regency Centers Corporation	4,900	281,505
SL Green Realty Corp.	1,900	129,542
Simon Property Group, Inc.	22,100	1,638,052
Spirit Finance Corporation	35,600	400,500
Strategic Hotel Capital, L.L.C.	23,000	419,980
Trizec Properties, Inc.	29,600	682,576
United Dominion Realty Trust, Inc.	26,000	616,200
Ventas, Inc.	15,200	489,440
Vornado Realty Trust	7,500	649,650
Winston Hotels, Inc.	16,600	166,000
		23,528,749

Retail - Specialty Stores - 1.30%
Forest City Enterprises, Inc., Class A	10,126	385,801

TOTAL COMMON STOCKS - 98.65%		$29,304,708

(Cost: $25,146,901)
	Principal
	Amount in
SHORT-TERM SECURITY - 1.35%	Thousands

Finance Companies
BP Capital Markets p.l.c.,
3.88%, 10-3-05	400	$399,914
(Cost: $399,914)

TOTAL INVESTMENT SECURITIES - 100.00%		$29,704,622

(Cost: $25,546,815)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Science And Technology Portfolio
September 30, 2005

COMMON STOCKS	Shares	Value

Broadcasting - 2.07%
XM Satellite Radio Holdings Inc., Class A*	197,100	$7,076,876

Business Equipment and Services - 9.86%
ATI Technologies Inc.*	278,100	3,875,324
CheckFree Corporation*	207,900	7,858,620
Euronet Worldwide, Inc.*	260,650	7,700,904
Global Cash Acess, Inc.*	115,600	1,629,960
Headwaters Incorporated*	188,500	7,049,900
Satyam Computer Services (Shanghai) Co., Ltd.	182,500	5,515,150
		33,629,858

Communications Equipment - 1.09%
Nokia Corporation, Series A, ADR	220,400	3,726,964

Computers-Peripherals - 11.31%
Microsoft Corporation	399,700	10,282,282
Oracle Corporation*	470,300	5,829,368
Red Hat, Inc.*	434,800	9,215,586
Symantec Corporation*	251,800	5,702,011
Symbol Technologies, Inc.	779,604	7,546,567
		38,575,814

Electronic Components - 7.98%
MediaTek Incorporation (A)	39,900	376,325
Microchip Technology Incorporated	175,800	5,293,338
Micron Technology, Inc.*	556,500	7,401,450
Samsung Electronics Co., Ltd. (A)	25,100	14,158,480
		27,229,593

Electronic Instruments - 1.44%
ASML Holding N.V., Ordinary Shares*	191,200	3,155,756
Mattson Technology, Inc.*	232,800	1,747,164
		4,902,920

Health Care - Drugs - 7.27%
Amgen Inc.*	88,700	7,064,955
Genzyme Corporation*	155,400	11,128,194
Neurocrine Biosciences, Inc.*	134,700	6,623,872
		24,817,021

Health Care - General - 2.01%
Advanced Medical Optics, Inc.*	181,100	6,872,745

Hospital Supply and Management - 20.18%
Cerner Corporation*	314,400	27,316,644
Triad Hospitals, Inc.*	252,500	11,430,675
UnitedHealth Group Incorporated	156,300	8,784,060
WellCare Health Plans, Inc.*	386,400	14,316,120
WellPoint, Inc.*	92,100	6,983,022
		68,830,521

Multiple Industry - 16.71%
Cogent, Inc.*	129,400	3,072,603
Google Inc., Class A*	32,850	10,384,542
PRA International*	133,700	4,047,099
PortalPlayer, Inc.*	194,600	5,325,229
Refco Inc.*	98,000	2,770,460
Research In Motion Limited*	230,100	15,711,228
Telvent GIT, S.A.*	163,700	1,794,152
VeriFone Holdings, Inc.*	376,700	7,575,437
Volterra Semiconductor Corporation*	256,900	3,154,732
WorldSpace, Inc., Class A*	222,700	3,165,681
		57,001,163

Security and Commodity Brokers - 3.09%
Chicago Mercantile Exchange Holdings Inc.	31,200	10,523,760

Timesharing and Software - 4.02%
Alliance Data Systems Corporation*	350,700	13,729,905

Utilities - Electric - 0.52%
Plug Power Inc.*	258,500	1,756,508

TOTAL COMMON STOCKS - 87.55%		$298,673,648

(Cost: $230,162,090)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Beverages - 2.05%
PepsiCo, Inc.,
3.7%, 10-11-2005	$ 7,000	6,992,806

Capital Equipment - 2.93%
Caterpillar Inc.,
3.74%, 10-14-2005	10,000	9,986,494

Forest and Paper Products - 4.25%
Sonoco Products Co.,
3.94%, 10-3-2005	14,489	14,485,829

Health Care - General - 1.76%
Baxter International Inc.,
3.87%, 10-3-2005	6,000	5,998,710

Multiple Industry - 1.46%
Michigan Consolidated Gas Co.,
3.87%, 10-5-2005	5,000	4,997,850

TOTAL SHORT-TERM SECURITIES - 12.45%		$42,461,689

(Cost: $42,461,689)

TOTAL INVESTMENT SECURITIES - 100.00%		$341,135,337

(Cost: $272,623,779)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of W&R Target Small Cap Growth Portfolio
September 30, 2005

COMMON STOCKS	Shares	Value

Apparel - 3.32%
Oxford Industries, Inc.	250,900	$11,320,608
Quiksilver, Inc.*	604,800	8,739,360
		20,059,968

Banks - 1.28%
City National Corporation	110,100	7,716,909

Business Equipment and Services - 12.14%
ATI Technologies Inc.*	524,800	7,313,088
CheckFree Corporation*	400,255	15,129,639
Headwaters Incorporated*	214,600	8,026,040
Jacobs Engineering Group Inc.*	106,700	7,191,580
Macrovision Corporation*	557,800	10,656,769
Resources Connection, Inc.*	558,364	16,541,534
Strayer Education, Inc.	90,300	8,499,488
		73,358,138

Capital Equipment - 4.13%
Chicago Bridge & Iron Company N.V., NY Shares	247,500	7,694,775
Cooper Cameron Corporation*	115,500	8,538,915
Shaw Group Inc. (The)*	354,000	8,729,640
		24,963,330

Communications Equipment - 6.39%
ADTRAN, Inc.	300,450	9,468,682
Andrew Corporation*	462,100	5,154,725
General Cable Corporation*	330,800	5,557,440
Plantronics, Inc.	380,100	11,710,881
Tekelec*	319,900	6,687,509
		38,579,237

Computers - Peripherals - 11.51%
Allscripts Healthcare Solutions, Inc.*	377,900	6,805,979
Avid Technology, Inc.*	329,800	13,665,263
Cognex Corporation	404,500	12,179,495
Epicor Software Corporation*	466,900	6,053,358
Kronos Incorporated*	208,500	9,292,845
Nautilus Group, Inc. (The)	478,000	10,549,460
Red Hat, Inc.*	440,700	9,340,637
WebSideStory, Inc.*	92,300	1,634,172
		69,521,209

Cosmetics and Toiletries - 1.43%
Nu Skin Enterprises, Inc., Class A	453,000	8,629,650

Electrical Equipment - 1.25%
Microsemi Corporation*	296,600	7,573,681

Electronic Components - 1.19%
FormFactor, Inc.*	314,300	7,162,897

Electronic Instruments - 4.48%
FLIR Systems, Inc.*	365,100	10,794,181
Trimble Navigation Limited*	182,300	6,137,130
WMS Industries Inc.*	360,750	10,147,898
		27,079,209

Finance Companies - 1.40%
Financial Federal Corporation	212,450	8,455,510

Food and Related - 1.78%
J.M. Smucker Company (The)	221,900	10,771,026

Health Care - Drugs - 4.22%
Angiotech Pharmaceuticals, Inc.*	504,100	7,054,880
Encysive Pharmaceuticals Inc.*	237,500	2,796,562
Martek Biosciences Corporation*	268,824	9,445,131
MGI PHARMA, INC.*	115,800	2,698,140
Neurocrine Biosciences, Inc.*	70,900	3,486,507
		25,481,220

Health Care - General - 8.53%
Advanced Neuromodulation Systems, Inc.*	120,350	5,711,209
American Medical Systems Holdings, Inc.*	345,500	6,944,550
Digene Corporation*	263,100	7,489,141
Hologic, Inc.*	181,600	10,488,308
OraSure Technologies, Inc.*	90,800	857,152
ResMed Inc.*	133,250	10,613,363
Schein (Henry), Inc.*	220,900	9,409,236
		51,512,959

Hospital Supply and Management - 6.32%
Advisory Board Company (The)*	144,903	7,540,028
Cerner Corporation*	127,456	11,074,015
PSS World Medical, Inc.*	346,200	4,604,460
VCA Antech, Inc.*	256,500	6,535,620
WellCare Health Plans, Inc.*	226,600	8,395,530
		38,149,653

Leisure Time Industry - 0.98%
THQ Inc.*	277,900	5,924,828

Multiple Industry - 1.64%
FoxHollow Technologies, Inc.*	208,100	9,901,398

Petroleum - Domestic - 1.89%
Western Gas Resources, Inc.	222,900	11,419,167

Petroleum - International - 2.00%
Newfield Exploration Company*	245,500	12,054,050

Petroleum - Services - 1.91%
Patterson-UTI Energy, Inc.	319,350	11,510,971

Publishing - 0.88%
Getty Images, Inc.*	61,962	5,331,210

Railroad - 1.67%
Kansas City Southern*	431,850	10,066,424

Restaurants - 1.34%
P.F. Chang's China Bistro, Inc.*	181,100	8,115,996

Retail - Specialty Stores - 3.48%
Guitar Center, Inc.*	122,500	6,762,612
O'Reilly Automotive, Inc.*	337,700	9,519,763
Tractor Supply Company*	103,800	4,735,875
		21,018,250

Timesharing and Software - 7.82%
CoStar Group, Inc.*	106,100	4,948,504
Digitas Inc.*	895,050	10,149,867
FactSet Research Systems, Inc.	416,525	14,678,341
MicroStrategy Incorporated, Class A*	122,250	8,592,341
Zebra Technologies Corporation, Class A*	227,000	8,863,215
		47,232,268

TOTAL COMMON STOCKS - 92.98%		$561,589,158

(Cost: $432,033,960)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Certificate of Deposit - 0.83%
Banks
Wells Fargo Bank, N.A.,
3.74%, 10-18-05	$5,000	5,000,000

Commercial Paper
Capital Equipment - 1.65%
Caterpillar Inc.,
3.74%, 10-14-05	5,000	4,993,247
Deere (John) Capital Corporation,
3.8%, 10-18-05	5,000	4,991,028
		9,984,275

Containers - 0.66%
Bemis Company, Inc.,
3.79%, 10-12-05	4,000	3,995,368

Multiple Industry - 0.83%
Michigan Consolidated Gas Co.,
3.87%, 10-5-05	5,000	4,997,850

Publishing - 1.40%
Tribune Co.,
3.91%, 10-3-05	8,460	8,458,162

Utilities - Electric - 1.65%
PacifiCorp,
3.88%, 10-5-05	10,000	9,995,689

Total Commercial Paper - 6.19%		37,431,344

TOTAL SHORT-TERM SECURITIES - 7.02%		$42,431,344

(Cost: $42,431,344)

TOTAL INVESTMENT SECURITIES - 100.00%		$604,020,502

(Cost: $474,465,304)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Banks - 8.50%
Cathay General Bancorp	36,700	$1,300,281
Central Pacific Financial Corp.	31,700	1,115,206
First Niagara Financial Group, Inc.	140,400	2,024,568
Gold Banc Corporation, Inc.	150,700	2,237,895
Taylor Capital Group, Inc.	27,300	1,033,032
Trustmark Corporation*	73,000	2,032,685
Umpqua Holdings Corporation	53,800	1,307,071
Wintrust Financial Corporation	38,000	1,910,640
		12,961,378

Business Equipment and Services - 8.51%
Brink's Company (The)*	80,800	3,317,648
Heidrick & Struggles International, Inc.*	65,600	2,122,488
Laidlaw International, Inc.*	152,600	3,688,342
Lennox International Inc.	71,900	1,970,779
ProQuest Company	23,300	843,460
RSA Security Inc.*	81,200	1,030,428
		12,973,145

Capital Equipment - 0.68%
Actuant Corporation, Class A*	22,200	1,038,960

Chemicals - Specialty - 1.07%
Airgas, Inc.*	55,100	1,632,613

Coal - 1.74%
Foundation Coal Holdings, Inc.*	69,100	2,656,895

Communications Equipment - 2.37%
Dycom Industries, Inc.*	73,000	1,476,060
Polycom, Inc.	41,900	677,313
Tekelec*	69,700	1,457,079
		3,610,452

Computers - Peripherals - 4.82%
Borland Software Corporation*	221,200	1,286,278
Electronics for Imaging, Inc.	102,700	2,356,451
Imation Corp.	26,500	1,136,055
Novatel Wireless, Inc.*	77,000	1,111,880
TIBCO Software Inc.	174,565	1,456,745
		7,347,409

Construction Materials - 1.04%
Walter Industries, Inc.*	32,400	1,585,008

Containers - 3.11%
AptarGroup, Inc.*	24,200	1,205,402
Jarden Corporation*	72,150	2,963,201
Packaging Corporation of America*	29,800	578,418
		4,747,021

Electronic Components - 2.08%
Axcelis Technologies, Inc.*	129,600	675,864
Brooks Automation, Inc.*	42,100	560,982
Integrated Device Technology, Inc.	62,200	667,717
Thomas & Betts Corporation*	36,600	1,259,406
		3,163,969

Finance Companies - 1.01%
Allmerica Financial Corporation	37,500	1,542,750

Food and Related - 1.85%
Chiquita Brands International Inc.	38,300	1,070,485
Hain Celestial Group, Inc. (The)	51,500	997,555
Lance, Inc.*	43,300	755,368
		2,823,408

Forest and Paper Products - 1.95%
Bowater Incorporated	48,700	1,376,749
OfficeMax Incorporated*	50,200	1,589,834
		2,966,583

Health Care - General - 4.50%
Amedisys, Inc.*	23,600	920,164
dj Orthopedics, Inc.*	69,347	2,006,902
PolyMedica Corporation*	36,900	1,287,995
Sybron Dental Specialties, Inc.*	63,600	2,644,488
		6,859,549

Homebuilders, Mobile Homes - 0.37%
Fleetwood Enterprises, Inc.*	45,900	564,570

Hospital Supply and Management - 0.39%
LifePoint Hospitals, Inc.*	13,559	592,799

Hotels and Gaming - 3.63%
Gaylord Entertainment Company	65,900	3,140,135
Kerzner International Limited	27,700	1,538,735
Pinnacle Entertainment, Inc.*	46,700	856,011
		5,534,881

Household - General Products - 0.49%
Church & Dwight Co., Inc.	20,300	749,882

Household - Major Appliances - 0.97%
Briggs & Stratton Corporation*	42,800	1,480,452

Insurance - Life - 1.23%
Universal American Financial Corp.*	82,500	1,878,113

Insurance - Property and Casualty - 1.83%
Max Re Capital Ltd.*	112,700	2,791,016

Leisure Time Industry - 1.76%
K2 Inc.	113,300	1,291,620
RC2 Corporation*	41,100	1,387,742
		2,679,362

Motor Vehicle Parts - 0.72%
Tenneco Automotive Inc.	62,400	1,092,624

Motor Vehicles - 0.72%
Winnebago Industries, Inc.*	37,700	1,092,169

Multiple Industry - 8.03%
Alpha Natural Resources, Inc.	49,600	1,489,984
Aspen Insurance Holdings Limited*	53,300	1,575,015
Diamond Foods, Inc.*	36,600	632,631
ITC Holdings Corp.	50,400	1,460,592
James River Group, Inc.	20,500	362,440
K&F Industries Holdings, Inc.	64,900	1,085,777
NorthWestern Corporation*	70,600	2,130,355
Sunstone Hotel Investors, Inc.*	30,900	753,651
TreeHouse Foods, Inc.*	46,100	1,239,168
U-Store-It Trust	74,800	1,516,196
		12,245,809

Non-Residential Construction - 1.96%
Washington Group International, Inc.	55,500	2,987,288

Petroleum - Domestic - 2.50%
Comstock Resources, Inc.	39,600	1,299,276
Whiting Petroleum Corporation*	57,300	2,512,032
		3,811,308
Petroleum - International - 0.88%
Vintage Petroleum, Inc.	29,400	1,342,404

Publishing - 2.95%
Banta Corporation	63,500	3,231,515
PRIMEDIA Inc.	308,400	1,261,356
		4,492,871

Real Estate Investment Trust - 1.19%
HomeBanc Corp.	108,700	839,164
Trustreet Properties, Inc.	62,300	974,995
		1,814,159

Restaurants - 1.81%
Landry's Restaurants, Inc.*	25,400	744,220
Lone Star Steakhouse & Saloon, Inc.*	26,600	692,398
Triarc Companies, Inc.	78,400	1,317,120
		2,753,738

Retail - General Merchandise - 1.61%
BJ's Wholesale Club, Inc.*	46,300	1,287,140
Saks Incorporated	23,900	442,150
Stage Stores, Inc.	27,150	727,077
		2,456,367

Retail - Specialty Stores - 5.40%
AnnTaylor Stores Corporation*	28,200	748,710
Finish Line, Inc. (The), Class A	82,400	1,200,156
Handleman Company*	130,300	1,645,689
Linens 'n Things, Inc.	83,200	2,221,440
Pier 1 Imports, Inc.*	96,300	1,085,301
Sports Authority, Inc. (The)*	45,300	1,333,632
		8,234,928

Savings and Loans - 1.27%
Sterling Financial Corporation*	85,650	1,927,982

Security and Commodity Brokers - 3.02%
Affiliated Managers Group, Inc.*	41,300	2,990,946
National Financial Partners Corp.*	35,900	1,620,526
		4,611,472

Steel - 0.80%
Lone Star Technologies, Inc.*	21,900	1,217,421

Timesharing and Software - 3.77%
Digitas Inc.*	98,000	1,111,320
FileNet Corporation*	39,000	1,087,515
Hyperion Solutions Corporation	29,000	1,411,430
Manhattan Associates, Inc.	52,700	1,219,214
Per-Se Technologies, Inc.*	44,800	924,000
		5,753,479

Utilities - Electric - 2.33%
Black Hills Corporation*	26,200	1,136,294
PNM Resources, Inc.	84,000	2,408,280
		3,544,574

Utilities - Telephone - 1.40%
Dobson Communications Corporation, Class A	115,100	883,392
UbiquiTel Inc.	143,300	1,252,442
		2,135,834

TOTAL COMMON STOCKS - 94.26%		$143,694,642

(Cost: $132,935,204)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Finance Companies
BP Capital Markets p.l.c.,
3.88%, 10/3/05	$7,257	7,255,436
PACCAR Financial Corp.,
3.7%, 10/6/05	1,500	1,499,229

TOTAL SHORT-TERM SECURITIES - 5.74%		$8,754,665

(Cost: $8,754,665)

TOTAL INVESTMENT SECURITIES - 100.00%		$152,449,307

(Cost: $141,689,869)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 2.26%
Lockheed Martin Corporation	132,900	$8,112,216

Aluminum - 0.50%
Alcoa Incorporated (A)	72,800	1,777,776

Banks - 9.42%
Bank of America Corporation	255,600	10,760,760
Citigroup Inc.	224,706	10,228,617
Mellon Financial Corporation	202,800	6,483,516
Wachovia Corporation	56,500	2,688,835
Wells Fargo & Company	61,200	3,584,484
		33,746,212

Beverages - 1.93%
Diageo plc, ADR (A)	59,300	3,439,993
Molson Coors Brewing Company, Class B (A)	54,300	3,475,743
		6,915,736

Broadcasting - 1.54%
Viacom Inc., Class B	166,600	5,499,466

Business Equipment and Services - 2.85%
ARAMARK Corporation, Class B	201,800	5,390,078
Waste Management, Inc. (A)	168,600	4,823,646
		10,213,724

Capital Equipment - 1.17%
Illinois Tool Works Inc.	51,100	4,207,063

Chemicals - Petroleum and Inorganic - 0.71%
du Pont (E.I.) de Nemours and Company	65,300	2,557,801

Chemicals - Specialty - 1.62%
Air Products and Chemicals, Inc. (A)	29,400	1,621,116
Scotts Miracle-Gro Company (The)	47,700	4,194,261
		5,815,377

Communications Equipment - 1.00%
Cisco Systems, Inc.*	199,000	3,567,075

Computers - Main and Mini - 0.71%
International Business Machines Corporation	31,700	2,542,974

Computers - Peripherals - 5.50%
Computer Associates International, Inc.	57	1,585
Lexmark International, Inc., Class A (A)*	43,400	2,649,570
Microsoft Corporation	176,800	4,548,180
Oracle Corporation*	443,700	5,499,662
Symantec Corporation (A)*	309,200	7,001,834
		19,700,831

Cosmetics and Toiletries - 0.79%
NBTY, Inc.*	121,100	2,845,850

Electronic Components - 1.05%
Intel Corporation (A)	152,600	3,760,827

Finance Companies - 5.48%
Fannie Mae	201,600	9,035,712
Freddie Mac	187,800	10,603,188
		19,638,900

Food and Related - 1.36%
J.M. Smucker Company (The)	100,300	4,868,562

Furniture and Furnishings - 1.98%
Masco Corporation	231,800	7,111,624

Health Care - Drugs - 1.58%
Pfizer Inc.	227,300	5,675,681

Health Care - General - 2.18%
Da Vita Inc.*	114,000	5,251,980
Wyeth	55,200	2,554,104
		7,806,084

Insurance - Life - 0.51%
UnumProvident Corporation	89,700	1,838,850

Insurance - Property and Casualty - 5.93%
Allstate Corporation (The)	132,300	7,314,867
Assurant, Inc.	164,000	6,241,840
St. Paul Companies, Inc. (The)	171,301	7,686,276
		21,242,983

Leisure Time Industry - 1.28%
Cendant Corporation	221,400	4,569,696

Motion Pictures - 1.20%
News Corporation Limited, Class A	276,400	4,309,076

Multiple Industry - 4.36%
General Electric Company	384,600	12,949,482
NRG Energy, Inc.*	62,800	2,675,280
		15,624,762

Petroleum - International - 15.88%
Burlington Resources Inc. (A)	75,700	6,155,924
ChevronTexaco Corporation	218,100	14,117,613
ConocoPhillips (A)	97,400	6,809,234
Devon Energy Corporation (A)	137,200	9,417,408
Exxon Mobil Corporation	320,704	20,377,532
		56,877,711

Publishing - 0.59%
Gannett Co., Inc.	30,800	2,119,964

Railroad - 1.35%
Union Pacific Corporation	67,700	4,854,090

Retail - Food Stores - 0.25%
Rite Aid Corporation*	231,100	896,668

Retail - General Merchandise - 2.15%
Dollar General Corporation	178,800	3,279,192
Family Dollar Stores, Inc.	222,500	4,421,075
		7,700,267

Security and Commodity Brokers - 6.99%
Marsh & McLennan Companies, Inc. (A)	155,600	4,728,684
Merrill Lynch & Co., Inc.	49,200	3,018,420
Morgan (J.P.) Chase & Co.	297,788	10,103,947
Morgan Stanley (A)	66,210	3,571,367
Prudential Financial, Inc.	53,400	3,607,704
		25,030,122

Tobacco - 2.31%
Altria Group, Inc.	112,100	8,262,891

Utilities - Electric - 5.04%
Dominion Resources, Inc. (A)	57,700	4,970,278
Exelon Corporation	97,200	5,194,368
NiSource Inc.	74,500	1,806,625
PPL Corporation	188,100	6,081,273
		18,052,544

Utilities - Gas and Pipeline - 1.16%
Enbridge Inc.	129,900	4,146,408

Utilities - Telephone - 5.91%
Iowa Telecommunications Services, Inc.	210,300	3,537,246
SBC Communications Inc.	237,900	5,702,463
Sprint Nextel Corporation (A)	213,200	5,069,896
Verizon Communications Inc.	106,200	3,471,678
Vodafone Group Plc, ADR	130,500	3,389,085
		21,170,368

TOTAL COMMON STOCKS - 98.54%		$353,060,179

(Cost: $308,967,070)

PREFERRED STOCK - 0.21%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	8	$732,799
(Cost: $800,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 0.56%
PACCAR Financial Corp.,
3.7%, 10-6-05	$2,000	1,998,972

Publishing - 0.69%
Tribune Co.,
3.91%, 10-3-05	2,487	2,486,460

TOTAL SHORT-TERM SECURITIES - 1.25%		$4,485,432

(Cost: $4,485,432)

TOTAL INVESTMENT SECURITIES - 100.00%		$358,278,410

(Cost: $314,252,502)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at September 30, 2005:

	Contracts
Underlying	Subject	Expiration Month/	Premium	Market
Security	to Call	Exercise Price	Received	Value

Alcoa Incorporated	728	November/29	$ 21,840	$ 721
Burlington Resources Inc.	144	October/80	26,093	43,200
ConocoPhillips	160	November/75	17,119	20,800
Devon Energy Corporation	193	October/62.5	13,124	128,924
Dominion Resources, Inc.	144	October/80	16,847	93,600
Intel Corporation	351	October/27.5	13,644	1,404
Marsh & McLennan Companies, Inc.	642	October/30	15,407	51,360
Morgan Stanley	344	November/57	14,448	14,611
Sprint Nextel Corporation	1,066	November/27.5	36,243	5,330
Waste Management, Inc.	632	October/30	13,587	6,320

			$188,352	$366,270

In addition to the above written call options, the following written put options were outstanding as of September 30, 2005:

	Contracts
Underlying	Subject	Expiration Month/	Premium	Market
Security	to Put	Exercise Price	Received	Value

Air Products and Chemicals, Inc.	162	December/50	$ 7,776	$ 8,100
Diageo plc, ADR	184	October/55	11,617	4,600
Lexmark International, Inc., Class A	144	October/60	19,007	14,400
Molson Coors Brewing Company, Class B	142	October/55	10,366	710
Symantec Corporation	847	October/18.5	39,809	678
Symantec Corporation	847	October/20	21,394	4,235
Symantec Corporation	844	November/18.5	16,880	4,220

			$126,849	$36,943

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer